UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2019

Date of reporting period:	January 1, 2019 — June 30, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Variable Trust

Putnam VT Multi-Asset Absolute Return Fund

Semiannual report

6 | 30 | 19

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, at the election of your insurance provider, you may not receive paper reports like this one in the mail from the insurance provider that offers your variable annuity contract or variable life insurance policy unless you specifically request it. Instead, they will be available on a website, and your insurance provider will notify you by mail whenever a new one is available, and provide you with a website link to access the report.

If you wish to continue to receive paper reports free of charge after January 1, 2021, please contact your insurance provider.

If you already receive these reports electronically, no action is required.

Message from the Trustees

August 9, 2019

Dear Shareholder:

If there is any lesson to be learned from constantly changing financial markets, it is the importance of positioning your investment portfolio for your long-term goals. We believe that one strategy is to diversify across different asset classes and investment approaches.

We also believe your mutual fund investment offers a number of advantages, including constant monitoring by experienced investment professionals who maintain a long-term perspective. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

Another key strategy, in our view, is seeking the counsel of a financial advisor. For over 80 years, Putnam has recognized the importance of professional investment advice. Your financial advisor can help in many ways, including defining and planning for goals such as retirement, evaluating the level of risk appropriate for you, and reviewing your investments on a regular basis and making adjustments as necessary.

As always, your fund’s Board of Trustees remains committed to protecting the interests of Putnam shareholders like you, and we thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund’s efforts to produce lower-volatility returns may not be successful. The fund may not achieve its goal, and it is not intended to be a complete investment program. You can lose money by investing in the fund. The fund’s prospectus lists additional risks.

The fund is not intended to outperform stocks and bonds during strong market rallies.

Performance summary (as of 6/30/19)

Investment objective

Positive total return

Net asset value June 30, 2019

Class IA: $10.39	Class IB: $10.23

Total return at net asset value

			ICE BofAML	Bloomberg
			U.S.	Barclays U.S.
	Class IA	Class IB	Treasury Bill	Aggregate	S&P 500
(as of 6/30/19)	shares*	shares*	Index	Bond Index	Index
6 months	8.12%	8.03%	1.30%	6.11%	18.54%
1 year	2.06	1.79	2.39	7.87	10.42
5 years	10.43	9.02	4.53	15.64	66.33
Annualized	2.00	1.74	0.89	2.95	10.71
Life	18.14	15.65	4.86	30.12	156.24
Annualized	2.06	1.80	0.58	3.28	12.21

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: May 2, 2011.

Before April 30, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

The S&P 500 Index is an unmanaged index of common stock performance. The ICEBofAML U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Negative weights may result from timing differences between trade and settlement dates of securities, such as TBAs, or from the use of derivatives.

Putnam VT Multi-Asset Absolute Return Fund	1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/19 to 6/30/19. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Net expenses for the fiscal year ended
12/31/18*	0.94%	1.19%
Total annual operating expenses for the fiscal
year ended 12/31/18	1.54%	1.79%
Annualized expense ratio for the six-month
period ended 6/30/19	0.90%	1.15%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Prospectus expense information also includes the impact of acquired fund fees and expenses of 0.04%, which is not included in the financial highlights or annualized expense ratios. Expenses are shown as a percentage of average net assets.

*Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 4/30/21.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/19		ended 6/30/19
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$4.64	$5.93	$4.51	$5.76
Ending value
(after
expenses)	$1,081.20	$1,080.30	$1,020.33	$1,019.09

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/19. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

2	Putnam VT Multi-Asset Absolute Return Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Multi-Asset Absolute Return Fund	3

The fund’s portfolio 6/30/19 (Unaudited)

COMMON STOCKS (22.1%)*	Shares	Value

Basic materials (2.6%)
Anglo American Platinum, Ltd. (South Africa)	758	$45,040
Anhui Conch Cement Co., Ltd. (China)	19,000	119,181
Antofagasta PLC (Chile)	1,233	14,556
Astral Foods, Ltd. (South Africa)	783	8,617
Catcher Technology Co., Ltd. (Taiwan)	10,000	71,749
China Oriental Group Co., Ltd. (China)	22,000	12,834
Evraz PLC (Russia)	13,624	115,092
Formosa Chemicals & Fibre Corp. (Taiwan)	10,000	33,196
Formosa Plastics Corp. (Taiwan)	4,000	14,758
Korea Zinc Co., Ltd. (South Korea)	66	27,227
Kumba Iron Ore, Ltd. (South Africa)	1,599	56,692
MMC Norilsk Nickel PJSC ADR (Russia)	1,029	23,369
Novolipetsk Steel PJSC (Russia)	606	15,295
PETRONAS Chemicals Group (PCG) Bhd (Malaysia)	24,100	48,995
PTT Global Chemical PCL (Thailand)	44,500	92,867
Severstal PJSC (Russia)	1,274	21,564
Tekfen Holding AS (Turkey)	4,580	20,533
		741,565
Capital goods (0.7%)
China Railway Group, Ltd. Class H (China)	21,000	15,947
Daelim Industrial Co., Ltd. (South Korea)	352	35,083
Hyundai Mobis Co., Ltd. (South Korea)	136	27,779
Weichai Power Co., Ltd. Class H (China)	61,000	103,246
Zhejiang Expressway Co., Ltd. (China)	10,000	10,539
		192,594
Communication services (1.2%)
China Mobile, Ltd. (China)	19,500	177,497
KT Corp. (South Korea)	262	6,436
LG Uplus Corp. (South Korea)	7,003	88,010
SK Telecom Co., Ltd. (South Korea)	134	30,063
Telkom SA SOC, Ltd. (South Africa)	6,040	39,533
		341,539
Consumer cyclicals (2.9%)
Astro Malaysia Holdings Bhd (Malaysia)	8,200	2,877
Atacadao Distribuicao Comercio e Industria
Ltda. (Brazil)	1,200	6,875
El Puerto de Liverpool SAB de CV Class C1 (Mexico)	1,769	9,868
Ford Otomotiv Sanayi AS (Turkey)	1,335	14,409
Geely Automobile Holdings, Ltd. (China)	39,000	66,930
Genting Bhd (Malaysia)	12,300	20,155
Genting Malaysia Bhd (Malaysia)	16,600	13,018
Guangzhou Automobile Group Co., Ltd. Class H
(China)	84,000	89,878
Haier Electronics Group Co., Ltd. (China)	8,000	22,146
Home Product Center PCL (Thailand)	83,100	47,149
Kia Motors Corp. (South Korea)	3,404	130,020
Lojas Renner SA (Brazil)	440	5,404
Mr Price Group, Ltd. (South Africa)	4,325	60,955
Pou Chen Corp. (Taiwan)	8,000	9,925
President Chain Store Corp. (Taiwan)	6,000	58,055
Qualicorp SA (Brazil)	8,094	48,417
Shinsegae International, Inc. (South Korea)	109	20,137
Sinotruk Hong Kong, Ltd. (China)	26,500	45,927
Wal-Mart de Mexico SAB de CV (Mexico)	44,632	121,825
Zhongsheng Group Holdings, Ltd. (China)	14,500	40,438
		834,408

COMMON STOCKS (22.1%)* cont.	Shares	Value

Consumer staples (1.4%)
Charoen Pokphand Foods PCL (Thailand)	18,000	$16,581
Cia Cervecerias Unidas SA ADR (Chile)	1,047	29,578
Estacio Participacoes SA (Brazil)	900	6,797
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	91,600	20,371
Indofood Sukses Makmur Tbk PT (Indonesia)	33,300	16,564
LG Corp. (South Korea)	251	16,719
Sao Martinho SA (Brazil)	2,300	12,063
Smiles Fidelidade SA (Brazil)	3,543	38,752
TCI Co., Ltd. (Taiwan)	2,000	27,547
Uni-President Enterprises Corp. (Taiwan)	28,000	74,545
United Tractors Tbk PT (Indonesia)	7,000	13,968
Vipshop Holdings, Ltd. ADR (China) †	3,427	29,575
Want Want China Holdings, Ltd. (China)	42,000	34,056
Yum China Holdings, Inc. (China)	1,717	79,325
		416,441
Energy (1.3%)
China Petroleum & Chemical Corp. (Sinopec) (China)	152,000	103,508
Ecopetrol SA ADR (Colombia)	3,872	70,819
Jastrzebska Spolka Weglowa SA (Poland) †	935	11,820
Lukoil PJSC ADR (Russia)	158	13,338
PTT PCL (Foreign depositary shares) (Thailand)	79,500	126,376
Surgutneftegas OJSC (Russia)	51,025	34,470
		360,331
Financials (5.8%)
Banco de Chile ADR (Chile)	722	21,436
Banco do Brasil SA (Brazil)	8,735	122,701
Banco Macro SA ADR (Argentina)	831	60,538
Banco Santander (Brasil) S.A. (Units) (Brazil)	6,087	72,062
Banco Santander Chile ADR (Chile)	1,322	39,554
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand Class B
(Mexico)	31,782	48,765
Bank of China, Ltd. (China)	60,000	25,293
Bank of Communications Co., Ltd. (China)	104,000	78,791
Capitec Bank Holdings, Ltd. (South Africa)	422	38,911
China Construction Bank Corp. Class H (China)	13,000	11,172
Country Garden Holdings co., Ltd. (China)	50,000	75,742
FirstRand, Ltd. (South Africa)	1,886	9,179
Fosun International, Ltd. (China)	34,500	45,889
Grupo Financiero Banorte SAB de CV (Mexico)	6,993	40,616
Guangzhou R&F Properties Co., Ltd. (China)	27,600	53,150
Industrial & Commercial Bank of China, Ltd.
(China)	231,000	168,186
Industrial Bank of Korea (South Korea)	2,608	31,754
IRB Brasil Resseguros SA (Brazil)	4,100	105,171
Itau Unibanco Holding SA (Preference) (Brazil) †	8,186	77,299
Itausa-Investimentos Itau SA
(Preference) (Brazil)	3,120	10,473
Korea Investment Holdings Co., Ltd. (South Korea)	143	10,015
Logan Property Holdings Co., Ltd. (China)	12,000	19,462
OTP Bank Nyrt (Hungary)	735	29,234
Ping An Insurance (Group) Co. of China, Ltd.
Class H (China)	17,000	204,608
Powszechny Zaklad Ubezpieczen SA (Poland)	2,591	30,298
RHB Bank Bhd (Malaysia)	19,500	26,378
Sberbank of Russia PJSC ADR (Russia)	5,361	82,452
Shinhan Financial Group Co., Ltd. (South Korea)	983	38,229
Thanachart Capital PCL (Thailand)	4,900	8,868

4	Putnam VT Multi-Asset Absolute Return Fund

COMMON STOCKS (22.1%)* cont.	Shares	Value

Financials cont.
Tisco Financial Group PCL (Thailand)	7,700	$23,476
Yuanta Financial Holding Co., Ltd. (Taiwan)	59,000	35,456
		1,645,158
Health care (0.4%)
Guangzhou Baiyunshan Pharmaceutical Holdings
Co., Ltd. (China)	10,000	45,225
Hypermarcas SA (Brazil)	7,582	59,215
		104,440
Technology (4.9%)
Alibaba Group Holding, Ltd. ADR (China) †	1,142	193,512
Globalwafers Co., Ltd. (Taiwan)	3,000	30,503
HannStar Display Corp. (Taiwan)	52,000	11,072
Innolux Corp. (Taiwan)	8,000	1,891
Naspers, Ltd. Class N (South Africa)	126	30,590
Radiant Opto-Electronics Corp. (Taiwan)	13,000	43,573
Samsung Electronics Co., Ltd. (South Korea)	9,975	406,700
Samsung SDS Co., Ltd. (South Korea)	257	47,837
SK Hynix, Inc. (South Korea)	2,309	139,092
Taiwan Semiconductor Manufacturing Co., Ltd. ADR
(Taiwan)	3,943	154,447
Tencent Holdings, Ltd. (China)	5,100	230,727
Tianneng Power International, Ltd. (China)	14,000	11,279
Tripod Technology Corp. (Taiwan)	9,000	31,946
Xhen Ding Technology Holding, Ltd. (Taiwan)	18,000	57,736
		1,390,905
Transportation (0.1%)
AirAsia Bhd (Malaysia)	23,500	15,527
Grupo Aeroportuario del Centro Norte SAB de CV
(Mexico)	3,251	19,866
		35,393
Utilities and power (0.8%)
Cia de Saneamento Basico do Estado de Sao Paulo
(Brazil)	8,800	108,328
Electricity Generating PCL (Thailand)	2,400	25,434
Enel Americas SA ADR (Chile)	3,761	33,360
Enel Chile SA ADR (Chile)	1,917	9,163
Glow Energy PCL (Thailand)	7,400	21,476
Inter RAO UES PJSC (Russia)	335,890	24,118
Manila Electric Co. (Philippines)	830	6,268
		228,147

Total common stocks (cost $5,880,437)		$6,290,921

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (10.8%)*	Principal amount	Value

U.S. Government Agency Mortgage Obligations (10.8%)
Uniform Mortgage Backed Securities
4.00%, TBA, 7/1/49	$1,000,000	$1,033,516
3.50%, TBA, 8/1/49	1,000,000	1,022,148
3.50%, TBA, 7/1/49	1,000,000	1,022,422
		3,078,086
Total U.S. government and agency mortgage
obligations (cost $3,071,017)		$3,078,086

INVESTMENT COMPANIES (9.2%)*	Shares	Value

Communication Services Select Sector SPDR Fund	7,712	$379,585
Consumer Staples Select Sector SPDR Fund	6,724	390,463
Financial Select Sector SPDR Fund	13,781	380,356
Industrial Select Sector SPDR Fund	4,994	386,635
iShares MSCI India ETF (India)	7,906	279,082

INVESTMENT COMPANIES (9.2%)* cont.	Shares	Value

Real Estate Select Sector SPDR Fund	10,982	$403,808
Utility Select Sector SPDR Fund S	6,719	400,654
Total investment companies (cost $2,473,247)		$2,620,583

COMMODITY LINKED NOTES (7.1%)* †††	Principal amount	Value

Bank of America Corp. 144A sr. unsec.
unsub. notes 1-month LIBOR less 0.17%, 2019
(Indexed to the BofA Merrill Lynch Commodity
MLBX4SX6 Excess Return Strategy multiplied by 3)	$300,000	$428,133
Bank of America Corp. 144A unsub. notes 1-month
LIBOR less 0.22%, 2019 (Indexed to the BofA
Merrill Lynch Commodity MLBX4SX6 Excess Return
Strategy multiplied by 3)	100,000	128,705
Citigroup Global Markets Holdings, Inc.
sr. notes Ser. N, 1-month USD LIBOR less 0.15%,
2019 (Indexed to the Citi Commodities F3 vs F0 -
4x Leveraged CVIC4X30 Index multiplied by 3)	224,000	302,221
Citigroup Global Markets Holdings, Inc. 144A
sr. notes 1-month USD LIBOR less 0.18%, 2019
(Indexed to the Citi Cross-Asset Trend 10% Vol
Index multiplied by 3)	312,000	288,144
UBS AG/London 144A sr. notes 1-month LIBOR less
0.25%, 2020 (Indexed to the UBSIF3AT Index
multiplied by 3) (United Kingdom)	366,000	359,030
UBS AG/London 144A sr. notes 1-month LIBOR less
0.25%, 2020 (Indexed to the UBSIF3AT Index
multiplied by 3) (United Kingdom)	241,000	243,379
Goldman Sachs International 144A notes zero %,
2019 (Indexed to the S&P GSCI Excess Return
Index multiplied by 3)	97,000	132,205
UBS AG/London 144A sr. notes, 1-month LIBOR less
0.25%, 2020 (Indexed to the S&P GSCI Total
Return Index multiplied by 3) (United Kingdom)	90,000	122,683
Total commodity Linked Notes (cost $1,730,000)		$2,004,500

MORTGAGE-BACKED
SECURITIES (5.9%)*	Principal amount	Value

Agency collateralized mortgage obligations (4.2%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 6.50%), 4.106%, 10/15/40	$21,021	$3,629
Ser. 4568, Class MI, IO, 4.00%, 4/15/46	71,794	10,320
Ser. 4259, Class DI, IO, 4.00%, 6/15/43	118,432	14,432
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	33,574	4,060
IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 3.656%, 8/15/38	90,391	5,085
Ser. 4097, Class PI, IO, 3.50%, 11/15/40	71,490	5,905
Ser. 4099, Class BI, IO, 3.50%, 6/15/39	75,056	4,691
Ser. 4801, Class IG, IO, 3.00%, 6/15/48	98,555	13,144
Ser. 4134, Class PI, IO, 3.00%, 11/15/42	150,325	14,351
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	63,920	4,803
Federal National Mortgage Association
Ser. 18-51, Class IO, IO, 6.50%, 7/25/48	179,617	37,213
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 2M2, (1 Month US LIBOR + 4.00%), 6.404%,
5/25/25	3,284	3,445
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	51,484	11,226
Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	211,025	41,517
Ser. 15-30, IO, 5.50%, 5/25/45	184,735	38,569
IFB Ser. 13-130, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.60%), 4.196%, 1/25/44	87,455	16,566
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	85,867	12,850
IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.696%, 2/25/47	118,391	21,141

Putnam VT Multi-Asset Absolute Return Fund	5

MORTGAGE-BACKED
SECURITIES (5.9%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.696%, 9/25/46	$85,185	$14,245
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	39,413	2,767
IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 5.75%), 3.346%, 10/25/47	368,792	53,992
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	42,668	3,809
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	148,970	7,308
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	47,084	1,996
Government National Mortgage Association
Ser. 14-184, Class DI, IO, 5.50%, 12/16/44	169,714	40,350
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	110,173	21,029
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	78,627	9,911
Ser. 14-146, Class EI, IO, 5.00%, 10/20/44	53,343	11,021
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	38,914	7,108
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	867	55
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	35,964	7,541
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	51,328	10,892
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	37,354	7,736
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	56,133	11,411
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	64,797	11,339
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	74,875	14,515
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	148,717	15,601
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	52,705	11,105
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	58,368	8,959
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	14,467	2,681
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US
LIBOR) + 6.68%), 4.286%, 1/16/40	223,379	32,111
IFB Ser. 10-68, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.58%), 4.197%, 6/20/40	110,854	21,385
Ser. 16-135, Class PI, IO, 4.00%, 5/20/46	180,540	27,316
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	35,413	3,690
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45	78,511	10,770
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	62,038	12,178
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	83,857	13,743
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	35,946	5,407
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	71,118	3,694
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US
LIBOR) + 6.25%), 3.867%, 7/20/48	146,633	20,895
IFB Ser. 18-104, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.20%), 3.817%, 8/20/48	110,792	17,133
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 3.767%, 9/20/43	23,701	4,162
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 3.667%, 2/20/41	52,403	8,847
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US
LIBOR) + 6.00%), 3.617%, 11/20/39	82,171	5,565
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	89,303	10,194
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	87,077	10,962
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	58,307	7,007
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	30,934	2,570
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	31,067	3,469
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	27,761	2,160
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40	64,562	4,016
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40	12,978	251
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	51,204	4,928
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	123,703	13,143
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	132,765	7,651
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	53,198	3,923
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	84,612	3,599
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	43,566	3,191
Ser. 15-H22, Class GI, IO, 2.575%, 9/20/65 W	109,418	12,911

MORTGAGE-BACKED
SECURITIES (5.9%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 18-H05, Class AI, IO, 2.415%, 2/20/68 W	$120,427	$16,220
Ser. 17-H06, Class BI, IO, 2.361%, 2/20/67 W	109,238	12,562
Ser. 17-H02, Class BI, IO, 2.348%, 1/20/67 W	133,564	16,456
Ser. 17-H11, Class NI, IO, 2.298%, 5/20/67 W	210,843	22,674
FRB Ser. 16-H16, Class DI, IO, 2.261%, 6/20/66 W	89,803	9,542
Ser. 16-H03, Class AI, IO, 2.115%, 1/20/66 W	135,959	12,746
Ser. 15-H09, Class AI, IO, 2.058%, 4/20/65 W	187,730	15,772
Ser. 15-H24, Class HI, IO, 2.028%, 9/20/65 W	378,394	24,499
FRB Ser. 15-H16, Class XI, IO, 2.008%, 7/20/65 W	87,953	9,217
Ser. 15-H20, Class CI, IO, 1.977%, 8/20/65 W	150,744	15,269
Ser. 15-H15, Class JI, IO, 1.972%, 6/20/65 W	233,821	22,681
Ser. 15-H19, Class NI, IO, 1.916%, 7/20/65 W	164,974	15,128
Ser. 15-H25, Class BI, IO, 1.905%, 10/20/65 W	243,399	22,101
Ser. 16-H02, Class BI, IO, 1.885%, 11/20/65 W	279,984	25,271
Ser. 15-H18, Class IA, IO, 1.822%, 6/20/65 W	81,373	5,306
Ser. 15-H10, Class CI, IO, 1.816%, 4/20/65 W	138,454	12,301
Ser. 15-H26, Class GI, IO, 1.803%, 10/20/65 W	185,403	16,575
Ser. 16-H04, Class KI, IO, 1.787%, 2/20/66 W	96,980	7,274
Ser. 17-H14, Class DI, IO, 1.709%, 6/20/67 W	291,713	20,269
Ser. 15-H09, Class BI, IO, 1.699%, 3/20/65 W	189,719	14,457
Ser. 14-H21, Class AI, IO, 1.643%, 10/20/64 W	178,229	14,787
Ser. 15-H10, Class EI, IO, 1.627%, 4/20/65 W	112,219	5,269
Ser. 15-H24, Class BI, IO, 1.618%, 8/20/65 W	364,313	15,641
Ser. 15-H25, Class AI, IO, 1.614%, 9/20/65 W	248,980	19,371
Ser. 11-H15, Class AI, IO, 1.534%, 6/20/61 W	89,866	4,606
Ser. 16-H08, Class GI, IO, 1.429%, 4/20/66 W	198,749	10,589
		1,201,772
Commercial mortgage-backed securities (0.7%)
Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW11, Class C, 5.809%,
3/11/39 (In default) † W	12,851	1,623
Citigroup Commercial Mortgage Trust 144A FRB
Ser. 15-GC27, Class D, 4.575%, 2/10/48 W	10,000	9,271
GE Capital Commercial Mortgage Corp. FRB
Ser. 05-C1, Class D, 4.561%, 6/10/48 W	12,812	8,328
GMAC Commercial Mortgage Securities, Inc. Trust
144A FRB Ser. 04-C3, Class X1, IO, 1.098%,
12/10/41 W	42,975	160
GS Mortgage Securities Trust 144A FRB
Ser. 14-GC24, Class D, 4.671%, 9/10/47 W	27,000	24,362
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.713%, 8/15/46 W	16,000	13,997
JPMorgan Chase Commercial Mortgage Securities
Trust Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	11,427	10,517
ML-CFC Commercial Mortgage Trust 144A FRB
Ser. 06-4, Class XC, IO, 0.765%, 12/12/49 W	16,673	93
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	17,000	12,415
Ser. 13-C6, Class E, 3.50%, 4/10/46	38,000	30,273
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44 W	30,000	18,152
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	100,000	71,736
		200,927
Residential mortgage-backed securities (non-agency) (1.0%)
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-AR5, Class 1A1A, 4.741%, 4/25/37 W	36,126	36,585
Countrywide Home Loans Mortgage Pass-Through
Trust FRB Ser. 05-3, Class 1A1, (1 Month US
LIBOR + 0.62%), 3.024%, 4/25/35	8,886	7,985

6	Putnam VT Multi-Asset Absolute Return Fund

MORTGAGE-BACKED
SECURITIES (5.9%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 16-C02, Class 1B, (1 Month US LIBOR +
12.25%), 14.654%, 9/25/28	$59,778	$86,999
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%), 8.104%,
4/25/28	10,750	11,894
Connecticut Avenue Securities FRB Ser. 17-C02,
Class 2B1, (1 Month US LIBOR + 5.50%), 7.904%,
9/25/29	10,000	11,253
Connecticut Avenue Securities FRB Ser. 17-C02,
Class 2M2, (1 Month US LIBOR + 3.65%), 6.054%,
9/25/29	10,000	10,638
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 2M2, (1 Month US LIBOR + 2.80%), 5.204%,
2/25/30	10,000	10,234
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1M2, (1 Month US LIBOR + 2.35%), 4.754%,
1/25/31	16,000	16,141
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 19-R04, Class 2M2, (1 Month US LIBOR
+ 0.00%), 4.504%, 6/25/39	30,000	30,102
WaMu Mortgage Pass-Through Certificates Trust FRB
Ser. 04-AR12, Class A2B, (1 Month US LIBOR
+ 0.92%), 3.324%, 10/25/44	21,131	21,017
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 05-AR4, Class 1A3, 5.165%, 4/25/35 W	23,039	23,723
FRB Ser. 06-AR6, Class 7A2, 4.813%, 3/25/36 W	6,366	6,359
		272,930

Total mortgage-backed securities (cost $1,749,998)		$1,675,629

	Expiration
WARRANTS (0.9%)* †	date	Strike price	Warrants	Value

Bank of Shanghai Co.,
Ltd. 144A (China)	12/12/19	$0.00	57,808	$99,737
China Resources Sanjiu
Medical & Pharmaceutical
Co., Ltd. 144A (China)	2/25/20	0.00	8,200	35,029
Gree Electric Appliances
of Zhuhai, Inc. 144A
(China)	8/29/19	0.00	13,204	105,735
Seazen Holdings Co.,
Ltd. 144A (China)	4/17/20	0.00	3,800	22,030
Total warrants (cost $231,093)				$262,531

ASSET-BACKED SECURITIES (0.7%)*	Principal amount	Value

Mello Warehouse Securitization Trust 144A FRB
Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
3.204%, 6/25/52	$29,000	$29,000
Station Place Securitization Trust 144A
FRB Ser. 19-3, Class A, (1 Month US LIBOR
+ 0.70%), 3.13%, 6/24/20	27,000	27,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR
+ 0.70%), 3.13%, 9/24/19	90,000	90,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR
+ 0.70%), 3.13%, 7/24/19	51,000	51,000
Total asset-backed securities (cost $197,000)		$197,000

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.7%)*	Principal amount	Value

Buenos Aires (Province of) unsec.
FRN (Argentina Deposit Rates BADLAR
+ 3.83%), 54.515%, 5/31/22 (Argentina) ARS	195,000	$3,994
Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 10.875%, 1/26/21 (Argentina)	$66,667	63,250
Mexico (Government of) sr. unsec. bonds
5.55%, 1/21/45 (Mexico)	39,000	45,467
Uruguay (Republic of) sr. unsec.
unsub. notes 4.375%, 10/27/27 (Uruguay)	70,000	75,600
Venezuela (Republic of) sr. unsec. notes 7.65%,
4/21/25 (Venezuela) (In default) †	12,000	3,150
Total foreign government and agency bonds
and notes (cost $192,323)		$191,461

CORPORATE BONDS AND NOTES (0.4%)*	Principal amount	Value

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	$20,000	$21,737
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 8.75%, 5/23/26
(Brazil)	10,000	12,349
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.25%, 3/17/24
(Brazil)	21,000	23,074
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.125%, 1/17/22
(Brazil)	12,000	12,855
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.999%, 1/27/28
(Brazil)	28,000	29,715
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.299%, 1/27/25
(Brazil)	2,000	2,123
Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5.375%, 4/12/27
(Venezuela) (In default) †	26,000	4,680
Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 6.375%, 1/23/45 (Mexico)	10,000	8,601
Total corporate bonds and notes (cost $111,967)		$115,134

PURCHASED SWAP OPTIONS OUTSTANDING(0.0%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
2.785/3 month USD-
LIBOR-BBA/Jan-47	Jan-27/2.785	$8,600	$1,023
(2.785)/3 month USD-
LIBOR-BBA/Jan-47	Jan-27/2.785	8,600	531
2.3075/3 month USD-
LIBOR-BBA/Jun-52	Jun-22/2.3075	3,700	320
(2.3075)/3 month USD-
LIBOR-BBA/Jun-52	Jun-22/2.3075	3,700	293
Total purchased swap options outstanding (cost $2,468)			$2,167

Putnam VT Multi-Asset Absolute Return Fund	7

PURCHASED OPTIONS
OUTSTANDING (0.3%)*	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value

Bank of America N.A.
SPDR S&P 500 ETF
Trust (Put)	Apr-20/$255.00	735,137	$2,509	$14,538
SPDR S&P 500 ETF T
rust (Put)	May-20/250.00	743,927	2,539	14,043
Citibank, N.A.
SPDR S&P 500 ETF
Trust (Put)	Feb-20/240.00	744,806	2,542	7,140
SPDR S&P 500 ETF
Trust (Put)	Jan-20/230.00	743,634	2,538	4,294
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/73.00	629,458	896,600	4,401
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF
Trust (Put)	Jun-20/255.00	751,252	2,564	17,781
SPDR S&P 500 ETF
Trust (Put)	Mar-20/250.00	729,570	2,490	11,123
Total purchased options outstanding (cost $119,453)				$73,320

Principal amount/
SHORT-TERM INVESTMENTS (56.2%)*		shares	Value

Interest in $362,233,000 joint tri-party
repurchase agreement dated 6/28/19
with Citigroup Global Markets, Inc. due 7/1/19 —
maturity value of $4,585,959 for an effective
yield of 2.510% (collateralized by various U. S.
Treasury notes and bonds with coupon rates
ranging from 0.125% to 7.625% and due dates
ranging from 9/30/22 to 4/15/23, valued at
$369,490,500)	$4,585,000		$4,585,000
Putnam Cash Collateral Pool, LLC 2.51% [d]	Shares	364,500	364,500
Putnam Short Term Investment
Fund 2.46% L	Shares	6,305,224	6,305,224
State Street Institutional U.S. Government
Money Market Fund, Premier Class 2.31% P	Shares	20,000	20,000
Alpine Securitization, LLC asset backed
commercial paper 2.387%, 7/31/19		$250,000	249,449
Atlantic Asset Securitization, LLC asset backed
commercial paper 2.506%, 8/27/19		250,000	249,047
Bank of New York Mellon Corp. (The) commercial
paper 2.336%, 7/31/19		250,000	249,454
Barclays Bank PLC CCP asset backed commercial
paper 2.557%, 8/21/19		250,000	249,052
Chariot Funding, LLC asset backed commercial
paper 2.505%, 8/13/19		250,000	249,256
DNB Bank ASA commercial paper 2.485%, 8/15/19		250,000	249,232
Manhattan Asset Funding Co., LLC asset backed
commercial paper 2.494%, 8/20/19		250,000	249,141
Matchpoint Finance PLC asset backed commercial
paper 2.313%, 9/19/19		250,000	248,691
MetLife Short Term Funding, LLC asset backed
commercial paper 2.515%, 7/17/19		250,000	249,683
National Bank of Canada commercial paper 2.440%,
7/29/19		250,000	249,487
NRW.Bank commercial paper 2.541%, 7/11/19		250,000	249,792
Regency Markets No. 1, LLC asset backed
commercial paper 2.456%, 7/10/19		250,000	249,797
Simon Property Group LP commercial paper 2.474%,
8/19/19		250,000	249,138

	Principal amount/
SHORT-TERM INVESTMENTS (56.2%)* cont.	shares	Value

Thunder Bay Funding, LLC asset backed commercial
paper 2.445%, 9/4/19	$250,000	$248,918
Toronto-Dominion Bank (The) commercial paper
2.511%, 8/6/19	250,000	249,349
Total Capital Canada, Ltd. commercial paper
2.526%, 7/10/19	250,000	249,803
U.S. Treasury Bills 2.303%, 7/16/19 # §	261,000	260,777
U.S. Treasury Bills 2.259%, 8/6/19 # (SEGSFG) §	335,001	334,300
U.S. Treasury Bills 2.122%, 8/13/19 # §	108,999	108,731
Total short-term investments (cost $15,968,150)		$15,967,821

Total investments (cost $31,727,153)		$32,479,153

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
JSC	Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2019 through June 30, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $28,422,892.

††† The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $243,551 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

8	Putnam VT Multi-Asset Absolute Return Fund

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $110,745 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $161,737 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $3,545,057 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/19 (aggregate face value $8,121,323) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/17/19	$105,925	$108,864	$(2,939)
	British Pound	Buy	9/18/19	79,902	78,957	945
	Canadian Dollar	Buy	7/17/19	155,529	151,655	3,874
	Canadian Dollar	Sell	7/17/19	155,529	154,587	(942)
	Euro	Sell	9/18/19	216,569	213,778	(2,791)
	Japanese Yen	Sell	8/21/19	67,977	64,620	(3,357)
	Mexican Peso	Buy	10/16/19	77,468	77,358	110
	Norwegian Krone	Buy	9/18/19	177,745	174,052	3,693
Barclays Bank PLC
	Canadian Dollar	Sell	7/17/19	191,891	188,867	(3,024)
	Euro	Sell	9/18/19	157,422	156,074	(1,348)
	New Zealand Dollar	Sell	7/17/19	80,106	79,219	(887)
	Norwegian Krone	Buy	9/18/19	78,311	76,317	1,994
Citibank, N.A.
	Australian Dollar	Sell	7/17/19	39,336	34,806	(4,530)
	Brazilian Real	Buy	10/2/19	77,720	77,894	(174)
	Canadian Dollar	Buy	7/17/19	208,468	205,968	2,500
	Canadian Dollar	Sell	7/17/19	208,468	205,218	(3,250)
	Euro	Buy	9/18/19	35,466	35,753	(287)
	Japanese Yen	Buy	8/21/19	405	5,221	(4,816)
	New Zealand Dollar	Sell	7/17/19	39,046	36,884	(2,162)
Credit Suisse International
	Australian Dollar	Buy	7/17/19	208,759	214,146	(5,387)
	Canadian Dollar	Buy	7/17/19	5,653	5,619	34
	Canadian Dollar	Sell	7/17/19	5,653	5,556	(97)
	Euro	Buy	9/18/19	77,796	77,705	91
Goldman Sachs International
	Australian Dollar	Sell	7/17/19	39,336	38,123	(1,213)
	Euro	Buy	9/18/19	78,940	78,498	442
	Indian Rupee	Buy	11/20/19	77,784	77,344	440
	Japanese Yen	Sell	8/21/19	115,506	111,938	(3,568)
	New Taiwan Dollar	Sell	8/21/19	79,124	79,207	83
	New Zealand Dollar	Sell	7/17/19	120,832	116,690	(4,142)
	Norwegian Krone	Buy	9/18/19	275,029	268,780	6,249
	Russian Ruble	Buy	9/18/19	77,498	77,620	(122)
	South Korean Won	Sell	11/20/19	79,290	79,286	(4)
	Swedish Krona	Sell	9/18/19	199,660	196,640	(3,020)

Putnam VT Multi-Asset Absolute Return Fund	9

FORWARD CURRENCY CONTRACTS at 6/30/19 (aggregate face value $8,121,323) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/19	$233,063	$235,190	$(2,127)
	Australian Dollar	Sell	7/17/19	233,063	231,576	(1,487)
	Canadian Dollar	Buy	7/17/19	114,508	112,354	2,154
	Canadian Dollar	Sell	7/17/19	114,508	112,586	(1,922)
	Indonesian Rupiah	Buy	11/20/19	77,639	77,350	289
	Japanese Yen	Sell	8/21/19	78,408	76,597	(1,811)
	South Korean Won	Sell	11/20/19	79,290	79,292	2
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/19	225,407	224,586	821
	Australian Dollar	Sell	7/17/19	225,407	226,326	919
	Canadian Dollar	Sell	7/17/19	154,002	149,800	(4,202)
	Euro	Sell	9/18/19	78,940	78,928	(12)
	Japanese Yen	Buy	8/21/19	155,123	153,643	1,480
	New Zealand Dollar	Sell	7/17/19	157,457	153,387	(4,070)
	Norwegian Krone	Buy	9/18/19	77,042	75,462	1,580
	Swedish Krona	Sell	9/18/19	105,498	104,013	(1,485)
	Swiss Franc	Sell	9/18/19	32,907	32,286	(621)
NatWest Markets PLC
	Australian Dollar	Buy	7/17/19	271,556	276,067	(4,511)
	Canadian Dollar	Buy	7/17/19	157,134	154,046	3,088
	Canadian Dollar	Sell	7/17/19	157,134	154,474	(2,660)
	Euro	Sell	9/18/19	77,109	76,897	(212)
	Indian Rupee	Buy	11/20/19	77,782	77,402	380
	New Taiwan Dollar	Sell	8/21/19	79,124	79,253	129
	Norwegian Krone	Buy	9/18/19	120,815	118,810	2,005
	Swedish Krona	Sell	9/18/19	79,911	79,778	(133)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/19	76,213	75,950	263
	Australian Dollar	Sell	7/17/19	76,213	75,571	(642)
	British Pound	Sell	9/18/19	27,271	27,189	(82)
	Canadian Dollar	Buy	7/17/19	155,300	153,148	2,152
	Canadian Dollar	Sell	7/17/19	155,300	152,913	(2,387)
	Euro	Buy	9/18/19	80,884	79,855	1,029
	Japanese Yen	Sell	8/21/19	179,237	171,976	(7,261)
	New Zealand Dollar	Sell	7/17/19	21,839	22,242	403
	Norwegian Krone	Buy	9/18/19	83,468	81,750	1,718
	Swedish Krona	Sell	9/18/19	99,467	97,759	(1,708)
UBS AG
	Australian Dollar	Sell	7/17/19	66,660	61,709	(4,951)
	Canadian Dollar	Buy	7/17/19	76,695	76,235	460
	Canadian Dollar	Sell	7/17/19	76,695	75,414	(1,281)
	Euro	Sell	9/18/19	10,182	10,047	(135)
	Japanese Yen	Sell	8/21/19	116,531	112,192	(4,339)
	Swedish Krona	Sell	9/18/19	78,948	77,585	(1,363)
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/19	77,336	76,441	895
Unrealized appreciation						40,222
Unrealized (depreciation)						(97,462)
Total						$(57,240)

* The exchange currency for all contracts listed is the United States Dollar.

10	Putnam VT Multi-Asset Absolute Return Fund

FUTURES
CONTRACTS
OUTSTANDING	Number				Unrealized
at 6/30/19	of	Notional		Expiration	appreciation/
(Unaudited)	contracts	amount	Value	date	(depreciation)
S&P 500 Index
E-Mini (Short)	20	$2,941,760	$2,944,200	Sep-19	$(49,522)
S&P Mid Cap
400 Index E-Mini
(Long)	19	3,696,469	3,705,000	Sep-19	86,797
U.S. Treasury
Note 10 yr (Long)	81	10,365,469	10,365,469	Sep-19	215,318
Unrealized appreciation					302,115
Unrealized (depreciation)					(49,522)
Total					$252,593

WRITTEN OPTIONS OUTSTANDING at 6/30/19 (premiums $5,861) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
Bank of America N. A.
SPDR S&P 500 ETF
Trust (Call)	Jul-19/$305.00	$898,338	$3,066	$1,731
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 69.00	965,459	AUD 1,375,200	1,560
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF
Trust (Call)	Jul-19/$300.00	902,147	$3,079	2,186
Total				$5,477

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	$1,700	$(215)	$18
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	(86)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	178
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	(875)
Unrealized appreciation				196
Unrealized (depreciation)				(961)
Total				$(765)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/19		Principal	Settlement
(proceeds receivable $1,021,230) (Unaudited)		amount	date	Value
Uniform Mortgage Backed Securities, 3.50%, 7/1/49		$1,000,000	7/15/19	$1,022,422
Total				$1,022,422

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$3,000	$741	$—	11/8/48	3 month USD-LIBOR-BBA —	3.312% — Semiannually	$744
				Quarterly
1,700	148 E	—	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-	(148)
					BBA — Quarterly
4,300	60 E	—	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-	(60)
					BBA — Quarterly
698,000	2,927 E	3,071	9/18/29	2.00% — Semiannually	3 month USD-LIBOR-	144
					BBA — Quarterly
1,487,000	1,255 E	(2,658)	9/18/24	3 month USD-LIBOR-BBA —	1.75% — Semiannually	(1,403)
				Quarterly
4,900	12 E	—	6/5/29	3 month USD-LIBOR-BBA —	2.2225% — Semiannually	12
				Quarterly
400	3 E	—	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-	(3)
					BBA — Quarterly
2,834,000	210 E	3,357	9/18/21	1.70% — Semiannually	3 month USD-LIBOR-	3,568
					BBA — Quarterly
2,978,000	9,628 E	17,798	9/18/24	1.80% — Semiannually	3 month USD-LIBOR-	8,170
					BBA — Quarterly
21,400	202 E	371	9/18/49	2.25% — Semiannually	3 month USD-LIBOR-	169
					BBA — Quarterly
2,378,400	20,868 E	(29,620)	9/18/29	3 month USD-LIBOR-BBA —	2.05% — Semiannually	(8,752)
				Quarterly
96,500	88	(1)	6/26/29	1.9451% — Semiannually	3 month USD-LIBOR-	92
					BBA — Quarterly
96,500	91	(1)	6/26/29	1.9448% — Semiannually	3 month USD-LIBOR-	95
					BBA — Quarterly

Putnam VT Multi-Asset Absolute Return Fund	11

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.

			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
	$136,000	$27	$(2)	7/2/29	3 month USD-LIBOR-BBA —	1.9575% — Semiannually	$25
					Quarterly
AUD	3,357,000	4,216 E	3,920	9/18/24	1.25% — Semiannually	6 month AUD-BBR-	(297)
						BBSW — Semiannually
AUD	2,000	2 E	(2)	9/18/29	6 month AUD-BBR-BBSW —	1.60% — Semiannually	—
					Semiannually
CAD	2,342,000	4,464 E	(2,009)	9/18/24	1.65% — Semiannually	3 month CAD-BA-CDOR —	2,454
						Semiannually
CAD	594,000	1,967 E	(2,310)	9/18/29	1.80% — Semiannually	3 month CAD-BA-CDOR —	(343)
						Semiannually
CHF	487,000	2,247 E	(1,253)	9/18/24	—	0.70% plus 6 month	993
						CHF-LIBOR-BBA —
						Semiannually
CHF	852,000	9,566 E	8,233	9/18/29	0.30% plus 6 month CHF-	—	(1,333)
					LIBOR-BBA — Semiannually
EUR	3,000	7 E	(6)	9/18/24	—	0.25% plus 6 month EUR-	—
						EURIBOR-REUTERS —
						Semiannually
EUR	2,174,000	714 E	4,745	9/18/29	6 month EUR-EURIBOR-	0.20% — Annually	4,031
					REUTERS — Semiannually
GBP	233,000	890 E	693	9/18/24	6 month GBP-LIBOR-BBA —	0.85% — Semiannually	(196)
					Semiannually
GBP	677,000	4,929 E	1,481	9/18/29	6 month GBP-LIBOR-BBA —	1.00% — Semiannually	(3,449)
					Semiannually
NOK	7,799,000	10,804 E	(5,249)	9/18/24	1.50% — Annually	6 month NOK-NIBOR-	5,556
						NIBR — Semiannually
NOK	2,756,000	4,470 E	2,190	9/18/29	6 month NOK-NIBOR-NIBR —	1.70% — Annually	(2,278)
					Semiannually
NZD	794,000	66 E	(5)	9/18/24	1.45% — Semiannually	3 month NZD-BBR-FRA —	(71)
						Quarterly
NZD	483,000	279 E	440	9/18/29	3 month NZD-BBR-FRA —	1.80% — Semiannually	160
					Quarterly
SEK	4,116,000	584 E	(221)	9/18/24	0.10% — Annually	3 month SEK-STIBOR-	363
						SIDE — Quarterly
SEK	5,394,000	1,427 E	(1,444)	9/18/29	3 month SEK-STIBOR-SIDE —	0.60% — Annually	(17)
					Quarterly
Total			$1,518				$8,226

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$11,821,551	$11,746,547	$—	6/20/23	(3 month USD-LIBOR-	A basket (MLFCF15)	$(75,257)
				BBA plus 0.10%) —	of common stocks —
				Quarterly	Quarterly*
11,829,495	11,784,349	—	6/20/23	3 month USD-LIBOR-	Russell 1000 Total Return	53,772
				BBA minus 0.07% —	Index — Quarterly
				Quarterly
1,328	1,288	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(27)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
1,328	1,288	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(27)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly

12	Putnam VT Multi-Asset Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$3,100	$3,063	$—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	$10
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
613	595	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(12)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
1,559	1,569	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	28
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
10,299,975	10,691,432	—	11/26/19	(3 month USD-LIBOR-	A basket (CGPUTQL2)	388,683
				BBA plus 0.34%) —	of common stocks —
				Quarterly	Quarterly*
851	826	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(17)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
23,887	24,043	—	7/5/22	1 month USD-LIBOR-	HubSpot, Inc. — Monthly	(123)
				BBA minus 0.35% —
				Monthly
24,389	25,961	—	7/5/22	1 month USD-LIBOR-	ACI Worldwide, Inc. —	(1,539)
				BBA minus 0.35% —	Monthly
				Monthly
238,578	232,333	—	7/5/22	1 month USD-LIBOR-	Kellogg Co. — Monthly	6,575
				BBA minus 0.35% —
				Monthly
106,764	109,437	—	7/5/22	1 month USD-LIBOR-	Cerner Corp. — Monthly	(2,794)
				BBA minus 0.35% —
				Monthly
58,931	63,783	—	7/5/22	1 month USD-LIBOR-	Hanesbrands, Inc. —	(4,771)
				BBA minus 0.35% —	Monthly
				Monthly
60,327	65,283	—	7/5/22	1 month USD-LIBOR-	ICON PLC — Monthly	(4,873)
				BBA minus 0.35% —
				Monthly
25,659	25,050	—	7/5/22	1 month USD-LIBOR-	Paylocity Holding Corp. —	644
				BBA minus 0.35% —	Monthly
				Monthly
139,137	162,026	—	7/5/22	1 month USD-LIBOR-	Quintiles IMS Holdings,	(22,698)
				BBA minus 0.35% —	Inc. — Monthly
				Monthly
181,059	205,807	—	7/5/22	1 month USD-LIBOR-	Tesla, Inc. — Monthly	(24,576)
				BBA minus 1.30% —
				Monthly
41,015	37,763	—	7/5/22	1 month USD-LIBOR-	Signet Jewelers, Ltd. —	3,338
				BBA minus 1.30% —	Monthly
				Monthly
36,461	36,113	—	7/5/22	1 month USD-LIBOR-	Medidata Solutions, Inc. —	397
				BBA minus 0.35% —	Monthly
				Monthly
54,238	62,540	—	7/5/22	1 month USD-LIBOR-	Triumph Group, Inc. —	(8,228)
				BBA minus 0.35% —	Monthly
				Monthly
27,947	29,172	—	7/5/22	1 month USD-LIBOR-	PTC, Inc. — Monthly	(1,186)
				BBA minus 0.35% —
				Monthly
98,079	104,276	—	7/5/22	1 month USD-LIBOR-	Varian Medical Systems,	(6,062)
				BBA minus 0.35% —	Inc. — Monthly
				Monthly
14,299	14,473	—	7/5/22	1 month USD-LIBOR-	Diebold Nixdorf, Inc. —	(157)
				BBA minus 0.35% —	Monthly
				Monthly

Putnam VT Multi-Asset Absolute Return Fund	13

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A. cont.
$10,170	$9,990	$—	7/5/22	1 month USD-LIBOR-	Under Armour, Inc.	$195
				BBA minus 0.35% —	Class C — Monthly
				Monthly
9,036	9,547	—	7/5/22	1 month USD-LIBOR-	Inogen, Inc. — Monthly	(498)
				BBA minus 0.35% —
				Monthly
18,559	19,084	—	7/5/22	1 month USD-LIBOR-	Ebix, Inc. — Monthly	(502)
				BBA minus 1.25% —
				Monthly
22,505	20,238	—	7/5/22	1 month USD-LIBOR-	B&G Foods, Inc. — Monthly	1,774
				BBA minus 1.85% —
				Monthly
30,739	34,115	—	7/5/22	1 month USD-LIBOR-	Aerojet Rocketdyne	(3,333)
				BBA minus 0.35% —	Holdings, Inc. — Monthly
				Monthly
32,365	36,262	—	7/5/22	1 month USD-LIBOR-	Allscripts Healthcare	(3,853)
				BBA minus 0.35% —	Solutions, Inc. — Monthly
				Monthly
21,704	19,781	—	7/5/22	1 month USD-LIBOR-	Edgewell Personal Care —	1,952
				BBA minus 0.35% —	Monthly
				Monthly
31,433	32,227	—	7/5/22	1 month USD-LIBOR-	Coty, Inc. — Monthly	(750)
				BBA minus 0.35% —
				Monthly
19,699	20,733	—	7/5/22	1 month USD-LIBOR-	Omnicell, Inc. — Monthly	(1,007)
				BBA minus 0.35% —
				Monthly
102,516	112,020	—	7/5/22	1 month USD-LIBOR-	Textron Inc — Monthly	(9,405)
				BBA minus 0.35% —
				Monthly
4,770	3,731	—	7/5/22	1 month USD-LIBOR-	GTT Communications	997
				BBA minus 0.35% —	Inc — Monthly
				Monthly
23,738	24,584	—	7/5/22	1 month USD-LIBOR-	Prestige Brands Holdings,	(813)
				BBA minus 0.35% —	Inc. — Monthly
				Monthly
52,403	56,070	—	7/5/22	1 month USD-LIBOR-	PerkinElmer, Inc. —	(3,594)
				BBA minus 0.35% —	Monthly
				Monthly
59,209	64,788	—	7/5/22	1 month USD-LIBOR-	Oshkosh Corp. — Monthly	(5,498)
				BBA minus 0.35% —
				Monthly
61,008	63,433	—	7/5/22	1 month USD-LIBOR-	MasTec, Inc. — Monthly	(2,341)
				BBA minus 0.35% —
				Monthly
82,193	87,625	—	7/5/22	1 month USD-LIBOR-	Insulet Corp. — Monthly	(5,318)
				BBA minus 0.35% —
				Monthly
351,539	353,006	—	9/20/19	3 month USD-LIBOR-	MSCI Emerging Markets TR	(1,239)
				BBA minus 0.27% —	Net USD — Quarterly
				Quarterly
31,503	32,513	—	7/5/22	1 month USD-LIBOR-	Instructure Inc — Monthly	(966)
				BBA minus 0.35% —
				Monthly
14,394	15,100	—	7/5/22	1 month USD-LIBOR-	Home BancShares —	(686)
				BBA minus 0.35% —	Monthly
				Monthly
41,089	50,054	—	7/5/22	1 month USD-LIBOR-	Jabil, Inc. — Monthly	(8,909)
				BBA minus 0.35% —
				Monthly

14	Putnam VT Multi-Asset Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A. cont.
$27,845	$32,218	$ —	7/5/22	1 month USD-LIBOR-	Bruker Corp — Monthly	$(4,335)
				BBA minus 0.35% —
				Monthly
182,473	184,175	—	7/5/22	1 month USD-LIBOR-	Netapp Inc — Monthly	(1,450)
				BBA minus 0.35% —
				Monthly
165,249	169,136	—	7/5/22	1 month USD-LIBOR-	Ralph Lauren Corp. —	(4,682)
				BBA minus 0.35% —	Monthly
				Monthly
13,722	15,154	—	7/5/22	1 month USD-LIBOR-	Kulicke & Soffa	(1,493)
				BBA minus 0.35% —	Industries — Monthly
				Monthly
19,568	20,694	—	7/5/22	1 month USD-LIBOR-	Balchem Corporation —	(1,099)
				BBA minus 0.35% —	Monthly
				Monthly
146,379	142,758	—	7/5/22	1 month USD-LIBOR-	Domino’s Pizza, Inc. —	3,490
				BBA minus 0.35% —	Monthly
				Monthly
8,821	9,355	—	7/5/22	1 month USD-LIBOR-	John Wiley & Sons, Inc. —	(522)
				BBA minus 0.35% —	Monthly
				Monthly
37,699	44,398	—	7/5/22	1 month USD-LIBOR-	Catalent, Inc. — Monthly	(6,647)
				BBA minus 0.35% —
				Monthly
233,053	240,934	—	7/5/22	1 month USD-LIBOR-	Citrix Systems, Inc. —	(8,418)
				BBA minus 0.35% —	Monthly
				Monthly
147,194	159,680	—	7/5/22	1 month USD-LIBOR-	Carmax, Inc — Monthly	(12,284)
				BBA minus 0.35% —
				Monthly
755,399	770,105	—	3/19/20	3 month USD-LIBOR-	MSCI Emerging Markets TR	(14,069)
				BBA plus 0.11% —	Net USD — Quarterly
				Quarterly
5,237,366	5,508,106	—	11/26/19	3 month USD-LIBOR-	Russell 1000 Total Return	(258,586)
				BBA plus 0.09% —	Index — Quarterly
				Quarterly
30,888	31,349	—	7/5/22	1 month USD-LIBOR-	Qualys, Inc. — Monthly	(418)
				BBA minus 0.35% —
				Monthly
151,689	156,163	—	7/5/22	1 month USD-LIBOR-	Advanced Micro Devices —	(4,264)
				BBA minus 0.35% —	Monthly
				Monthly
42,806	46,373	—	7/5/22	1 month USD-LIBOR-	Trimble, Inc. — Monthly	(3,508)
				BBA minus 0.35% —
				Monthly
25,749	26,551	—	7/5/22	1 month USD-LIBOR-	Dolby Laboratories, Inc. —	(766)
				BBA minus 0.35% —	Monthly
				Monthly
27,912	29,638	—	7/5/22	1 month USD-LIBOR-	China Biologic Products	(1,688)
				BBA minus 0.35% —	Holdings, Inc. — Monthly
				Monthly
22,642	25,506	—	7/5/22	1 month USD-LIBOR-	National Vision Holdings,	(2,832)
				BBA minus 0.35% —	Inc. — Monthly
				Monthly
49,954	53,225	—	7/5/22	1 month USD-LIBOR-	Guidewire Software, Inc. —	(3,202)
				BBA minus 0.35% —	Monthly
				Monthly
15,460	16,989	—	7/5/22	1 month USD-LIBOR-	Appian Corp. — Monthly	(1,512)
				BBA minus 0.35% —
				Monthly

Putnam VT Multi-Asset Absolute Return Fund	15

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A. cont.
$24,565	$25,976	$—	7/5/22	1 month USD-LIBOR-	Supernus	$(1,405)
				BBA minus 0.35% —	Pharmaceuticals, Inc. —
				Monthly	Monthly
40,130	40,899	—	7/5/22	1 month USD-LIBOR-	BWX Technologies, Inc. —	(759)
				BBA minus 0.35% —	Monthly
				Monthly
Credit Suisse International
3,659,238	3,777,063	—	2/12/20	1 month USD-LIBOR-	MSCI Emerging Markets TR	(112,716)
				BBA plus 0.22% —	Net USD — Monthly
				Monthly
179,607	180,270	—	1/12/41	4.50% (1 month USD-	Synthetic MBX Index	837
				LIBOR) — Monthly	4.50% 30 year Ginnie Mae II
					pools — Monthly
7,468	7,378	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(24)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
3,975	3,822	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	(116)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
634	626	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(2)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
8,995	8,683	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(223)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
4,174	4,029	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(103)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
5,211	5,055	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	104
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
9,174,057	9,454,736	—	12/15/20	(1 month USD-LIBOR-	A basket (GSGLPW2L)	281,890
				BBA plus 0.45%) —	of common stocks —
				Monthly	Monthly*
9,103,040	9,403,190	—	12/15/20	1 month USD-LIBOR-	A basket (GSGLPW2S)	(308,996)
				BBA minus 0.15% —	of common stocks —
				Monthly	Monthly*
9,987,880	10,042,736	—	12/15/20	(1 month USD-LIBOR-	A basket (GSGLPWDL)	52,450
				BBA plus 0.50%) —	of common stocks —
				Monthly	Monthly*
9,310,279	9,419,031	—	12/15/20	1 month USD-LIBOR-	A basket (GSGLPWDS)	(107,014)
				BBA minus 0.15% —	of common stocks —
				Monthly	Monthly*
1,100,046	1,126,048	—	12/15/20	(0.20%) — Monthly	Goldman Sachs Cross	25,916
					Asset Trend Series 27
					Excess Return Strategy —
					Monthly †††
381,116	380,716	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility	(467)
					Carry US Enhanced 3x
					Excess Return Strategy —
					Monthly ††
1,133,102	1,132,740	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility	(560)
					Carry US Series 85
					Excess Return Strategy —
					Monthly ††
191,663	191,074	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility	(611)
					of Volatility Carry Excess
					Return Strategy —
					Monthly †

16	Putnam VT Multi-Asset Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$579,653	$580,180	$—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility	$459
					of Volatility Carry Series 69
					Excess Return Strategy —
					Monthly †
143,771	148,400	—	12/12/19	1 month USD-LIBOR-	MSCI Emerging Markets TR	(4,430)
				BBA plus 0.21% —	Net USD — Monthly
				Monthly
4,158	4,060	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	63
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly
5,002	4,942	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	16
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
4,174	4,029	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(103)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Chase Bank N.A.
736,007	750,376	—	3/25/20	(1 month USD-LIBOR-	Energy Select Sector	14,158
				BBA plus 0.18%) —	SPDR — Monthly
				Monthly
1,090	1,057	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(22)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Securities LLC
5,203	5,022	—	1/12/45	(4.00%) 1 month USD-	Synthetic TRS Index	129
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
12,139	11,719	—	1/12/45	(4.00%) 1 month USD-	Synthetic TRS Index	301
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
UBS AG
345,985	372,166	—	2/12/20	(3 month USD-LIBOR-	MSCI Daily TR Net	24,562
				BBA plus 0.90%) —	Emerging Markets India —
				Quarterly	Quarterly
2,124,865	2,134,797	—	8/21/19	1 month USD-LIBOR-	MSCI Emerging Markets TR	(8,525)
				BBA — Monthly	Net USD — Monthly
Upfront premium received		—		Unrealized appreciation		862,740
Upfront premium (paid)		—		Unrealized (depreciation)		(1,078,910)
Total		$—		Total		$(216,170)

† Replicates exposure to the difference between the implied and the realized volatility risk premium in the CBOE Volatility Index option market, with a delta hedge overlay.

†† Replicates exposure to the difference between the implied and the realized volatility risk premium on the S&P500 Index, with a delta hedge overlay.

††† Provides synthetic exposure to assets in several asset classes (equity, credit, foreign exchange and interest rates). The Strategy is calculated on an “excess return” basis and does not include any synthetic interest rate return on a notional cash amount.

* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Alphabet, Inc. Class A	Technology	417	$451,245	3.84%
Amazon.com, Inc.	Consumer cyclicals	183	345,941	2.95%
JPMorgan Chase & Co.	Financials	2,947	329,456	2.80%
Chevron Corp.	Energy	2,237	278,311	2.37%
Cisco Systems, Inc.	Technology	5,083	278,173	2.37%
Microsoft Corp.	Technology	1,946	260,647	2.22%
Verizon Communications, Inc.	Communication services	4,442	253,775	2.16%
Boeing Co. (The)	Capital goods	696	253,189	2.16%
Apple, Inc.	Technology	1,276	252,564	2.15%
Citigroup, Inc.	Financials	3,506	245,542	2.09%

Putnam VT Multi-Asset Absolute Return Fund	17

A BASKET (MLFCF15) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Oracle Corp.	Technology	4,243	$241,725	2.06%
Starbucks Corp.	Consumer staples	2,684	224,995	1.92%
IBM Corp.	Technology	1,594	219,814	1.87%
Adobe, Inc.	Technology	711	209,350	1.78%
Coca-Cola Co. (The)	Consumer staples	3,816	194,303	1.65%
Comcast Corp. Class A	Communication services	3,913	165,461	1.41%
Johnson & Johnson	Health care	1,144	159,380	1.36%
Medtronic PLC	Health care	1,610	156,773	1.33%
Abbott Laboratories	Health care	1,826	153,559	1.31%
PepsiCo, Inc.	Consumer staples	1,102	144,443	1.23%
Merck & Co., Inc.	Health care	1,692	141,846	1.21%
Lockheed Martin Corp.	Capital goods	360	130,984	1.12%
Honeywell International, Inc.	Capital goods	727	126,892	1.08%
ConocoPhillips	Energy	2,076	126,650	1.08%
Amgen, Inc.	Health care	687	126,641	1.08%
Intuit, Inc.	Technology	471	123,206	1.05%
Home Depot, Inc. (The)	Consumer cyclicals	588	122,332	1.04%
NXP Semiconductors NV	Technology	1,123	109,655	0.93%
MetLife, Inc.	Financials	2,185	108,515	0.92%
Automatic Data Processing, Inc.	Consumer cyclicals	650	107,422	0.91%
Xilinx, Inc.	Technology	895	105,517	0.90%
Walmart, Inc.	Consumer cyclicals	932	103,001	0.88%
Mondelez International, Inc. Class A	Consumer staples	1,909	102,914	0.88%
Delta Air Lines, Inc.	Transportation	1,641	93,141	0.79%
eBay, Inc.	Technology	2,253	88,975	0.76%
Procter & Gamble Co. (The)	Consumer staples	799	87,589	0.75%
Morgan Stanley	Financials	1,980	86,738	0.74%
Valero Energy Corp.	Energy	933	79,908	0.68%
Booking Holdings, Inc.	Consumer cyclicals	42	79,563	0.68%
Exelon Corp.	Utilities and power	1,641	78,652	0.67%
Lowe’s Cos., Inc.	Consumer cyclicals	754	76,125	0.65%
LyondellBasell Industries NV Class A	Basic materials	872	75,113	0.64%
Sysco Corp.	Consumer staples	1,056	74,657	0.64%
Phillips 66	Energy	797	74,583	0.63%
Cummins, Inc.	Capital goods	431	73,764	0.63%
NIKE, Inc. Class B	Consumer cyclicals	874	73,372	0.62%
Danaher Corp.	Conglomerates	513	73,258	0.62%
Ingersoll-Rand PLC	Capital goods	576	73,011	0.62%
Waste Management, Inc.	Capital goods	607	70,068	0.60%
PayPal Holdings, Inc.	Consumer cyclicals	611	69,972	0.60%

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
TWDC Enterprises 18 Corp.	Consumer cyclicals	2,087	$291,457	2.73%
JPMorgan Chase & Co.	Financials	2,592	289,821	2.71%
Alphabet, Inc. Class A	Technology	220	238,170	2.23%
Microsoft Corp.	Technology	1,656	221,789	2.07%
Honeywell International, Inc.	Capital goods	1,264	220,724	2.06%
Starbucks Corp.	Consumer staples	2,564	214,957	2.01%
Apple, Inc.	Technology	1,049	207,605	1.94%
Mondelez International, Inc. Class A	Consumer staples	3,669	197,755	1.85%
Texas Instruments, Inc.	Technology	1,704	195,553	1.83%
Automatic Data Processing, Inc.	Consumer cyclicals	1,143	188,964	1.77%
Intercontinental Exchange, Inc.	Financials	2,170	186,473	1.74%
Intuit, Inc.	Technology	691	180,562	1.69%

18	Putnam VT Multi-Asset Absolute Return Fund

A BASKET (CGPUTQL2) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
American Electric Power Co., Inc.	Utilities and power	2,049	$180,365	1.69%
TJX Cos., Inc. (The)	Consumer cyclicals	3,407	180,143	1.68%
Coca-Cola Co. (The)	Consumer staples	3,497	178,043	1.67%
Northrop Grumman Corp.	Capital goods	549	177,526	1.66%
U.S. Bancorp	Financials	3,346	175,308	1.64%
Raytheon Co.	Capital goods	966	167,925	1.57%
Exelon Corp.	Utilities and power	3,476	166,660	1.56%
Fidelity National Information Services, Inc.	Technology	1,353	166,005	1.55%
AutoZone, Inc.	Consumer cyclicals	147	161,998	1.52%
Exxon Mobil Corp.	Energy	2,022	154,948	1.45%
Waste Management, Inc.	Capital goods	1,328	153,209	1.43%
Sysco Corp.	Consumer staples	2,130	150,649	1.41%
Allstate Corp. (The)	Financials	1,472	149,707	1.40%
T-Mobile US, Inc.	Communication services	1,960	145,350	1.36%
Omnicom Group, Inc.	Consumer cyclicals	1,762	144,426	1.35%
Amazon.com, Inc.	Consumer cyclicals	75	141,866	1.33%
Johnson & Johnson	Health care	1,017	141,589	1.32%
Cognizant Technology Solutions Corp. Class A	Technology	2,187	138,620	1.30%
Humana, Inc.	Health care	520	138,050	1.29%
Cisco Systems, Inc.	Technology	2,420	132,428	1.24%
Norfolk Southern Corp.	Transportation	624	124,417	1.16%
Annaly Capital Management, Inc.	Financials	13,366	122,032	1.14%
Comerica, Inc.	Financials	1,652	119,975	1.12%
Verizon Communications, Inc.	Communication services	2,038	116,436	1.09%
Baxter International, Inc.	Health care	1,400	114,639	1.07%
Pfizer, Inc.	Health care	2,645	114,585	1.07%
Occidental Petroleum Corp.	Energy	2,243	112,766	1.05%
Centene Corp.	Health care	2,145	112,458	1.05%
Merck & Co., Inc.	Health care	1,285	107,773	1.01%
VICI Properties, Inc.	Financials	4,842	106,724	1.00%
Kinder Morgan, Inc.	Utilities and power	4,987	104,123	0.97%
Ross Stores, Inc.	Consumer cyclicals	1,045	103,566	0.97%
NXP Semiconductors NV	Technology	1,011	98,665	0.92%
Cadence Design Systems, Inc.	Technology	1,373	97,238	0.91%
F5 Networks, Inc.	Technology	633	92,141	0.86%
Procter & Gamble Co. (The)	Consumer staples	833	91,349	0.85%
Hershey Co. (The)	Consumer staples	681	91,313	0.85%
Garmin, Ltd.	Technology	1,108	88,379	0.83%

A BASKET (GSGLPW2L) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Newcrest Mining, Ltd. (Australia)	Basic materials	3,958	$88,738	0.94%
Goodman Group (Australia)	Financials	7,723	81,456	0.86%
Telstra Corp., Ltd. (Australia)	Communication services	29,630	80,051	0.85%
Swiss Life Holding AG (Switzerland)	Financials	157	78,117	0.83%
Hoya Corp. (Japan)	Technology	1,013	77,619	0.82%
Hitachi, Ltd. (Japan)	Capital goods	2,102	77,061	0.82%
Rio Tinto PLC (United Kingdom)	Basic materials	1,237	76,828	0.81%
Shin-Etsu Chemical Co., Ltd. (Japan)	Basic materials	816	75,989	0.80%
BHP Billiton PLC (United Kingdom)	Basic materials	2,949	75,619	0.80%
Unilever PLC (United Kingdom)	Consumer staples	1,196	74,486	0.79%
Shinhan Financial Group Co., Ltd. (South Korea)	Financials	1,901	73,918	0.78%
Dassault Systemes SA (France)	Technology	461	73,706	0.78%
Partners Group Holding AG (Switzerland)	Financials	93	73,242	0.77%
Kansai Electric Power Co., Inc. (The) (Japan)	Utilities and power	6,240	71,494	0.76%

Putnam VT Multi-Asset Absolute Return Fund	19

A BASKET (GSGLPW2L) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Fila Korea, Ltd. (South Korea)	Consumer cyclicals	1,070	$71,093	0.75%
Yangzijiang Shipbuilding Holdings, Ltd. (China)	Transportation	62,645	70,843	0.75%
Legal & General Group PLC (United Kingdom)	Financials	20,552	70,491	0.75%
WH Group, Ltd. (Hong Kong)	Consumer staples	68,915	69,863	0.74%
Deutsche Telekom AG (Germany)	Communication services	3,997	69,237	0.73%
Peugeot SA (France)	Consumer cyclicals	2,804	69,196	0.73%
Ashtead Group PLC (United Kingdom)	Consumer staples	2,388	68,509	0.72%
Macquarie Group, Ltd. (Australia)	Financials	769	67,687	0.72%
Allianz SE (Germany)	Financials	279	67,421	0.71%
Deutsche Boerse AG (Germany)	Financials	472	66,864	0.71%
Kering SA (France)	Consumer cyclicals	112	66,353	0.70%
Compagnie Generale des Etablissements Michelin SCA	Consumer cyclicals	520	66,015	0.70%
(France)
Sandvik AB (Sweden)	Capital goods	3,582	65,864	0.70%
CSL, Ltd. (Australia)	Health care	428	64,599	0.68%
Legrand SA (France)	Capital goods	873	63,892	0.68%
3i Group PLC (United Kingdom)	Financials	4,505	63,844	0.68%
Namco Bandai Holdings, Inc. (Japan)	Consumer cyclicals	1,315	63,832	0.68%
IHI Corp. (Japan)	Capital goods	2,597	62,606	0.66%
Auto Trader Group PLC (United Kingdom)	Consumer staples	8,968	62,523	0.66%
Baloise Holding AG (Switzerland)	Financials	350	62,103	0.66%
GlaxoSmithKline PLC (United Kingdom)	Health care	3,044	61,084	0.65%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	1,712	60,461	0.64%
Xhen Ding Technology Holding, Ltd. (Taiwan)	Technology	18,876	60,408	0.64%
Faurecia SA (France)	Capital goods	1,300	60,400	0.64%
Samsung Electronics Co., Ltd. (South Korea)	Technology	1,479	60,219	0.64%
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	Financials	1,651	59,854	0.63%
Alstom SA (France)	Capital goods	1,272	59,098	0.63%
Scentre Group (Australia)	Financials	21,803	58,753	0.62%
Roche Holding AG (Switzerland)	Health care	207	58,433	0.62%
Sumitomo Corp. (Japan)	Consumer staples	3,814	57,785	0.61%
Obayashi Corp. (Japan)	Capital goods	5,720	56,327	0.60%
Safran SA (France)	Capital goods	383	56,202	0.59%
Cheung Kong Property Holdings, Ltd. (Hong Kong)	Financials	7,156	56,013	0.59%
Kajima Corp. (Japan)	Basic materials	4,063	55,736	0.59%
NEC Corp. (Japan)	Technology	1,401	55,134	0.58%
Carnival PLC (United Kingdom)	Consumer cyclicals	1,240	54,895	0.58%

A BASKET (GSGLPW2S) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Compagnie Financiere Richemont SA (Switzerland)	Consumer cyclicals	961	$81,629	0.87%
Singapore Telecommunications, Ltd. (Singapore)	Communication services	31,086	80,418	0.86%
Commonwealth Bank of Australia (Australia)	Financials	1,324	76,903	0.82%
Samsung Biologics Co., Ltd. (South Korea)	Health care	277	76,825	0.82%
Westpac Banking Corp. (Australia)	Financials	3,833	76,274	0.81%
Atlas Copco AB Class A (Sweden)	Capital goods	2,326	74,403	0.79%
MS&AD Insurance Group Holdings (Japan)	Financials	2,327	73,864	0.79%
ThyssenKrupp AG (Germany)	Basic materials	4,950	72,289	0.77%
S-Oil Corp. (South Korea)	Energy	996	72,195	0.77%
Yaskawa Electric Corp. (Japan)	Technology	2,123	72,114	0.77%
Canon, Inc. (Japan)	Capital goods	2,388	69,739	0.74%
Sysmex Corp. (Japan)	Health care	1,065	69,492	0.74%
AIA Group, Ltd. (Hong Kong)	Financials	6,401	69,025	0.73%
EssilorLuxottica SA (France)	Health care	525	68,589	0.73%
Prudential PLC (United Kingdom)	Financials	3,078	67,217	0.71%

20	Putnam VT Multi-Asset Absolute Return Fund

A BASKET (GSGLPW2S) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Air Liquide SA (France)	Basic materials	478	$66,933	0.71%
Ferrovial SA (Spain)	Basic materials	2,606	66,799	0.71%
Nissan Motor Co., Ltd. (Japan)	Consumer cyclicals	9,323	66,769	0.71%
Otsuka Holdings Company, Ltd. (Japan)	Health care	2,038	66,519	0.71%
Nitori Holdings Co., Ltd. (Japan)	Consumer cyclicals	494	65,478	0.70%
Japan Tobacco, Inc. (Japan)	Consumer staples	2,958	65,320	0.69%
Weir Group PLC (The) (United Kingdom)	Capital goods	3,292	64,786	0.69%
FANUC Corp. (Japan)	Technology	349	64,516	0.69%
Sumitomo Metal Mining Co., Ltd. (Japan)	Basic materials	2,132	63,701	0.68%
Umicore SA (Belgium)	Basic materials	1,980	63,593	0.68%
Siemens AG (Germany)	Conglomerates	533	63,474	0.68%
Royal Dutch Shell PLC Class A (United Kingdom)	Energy	1,930	63,185	0.67%
LafargeHolcim, Ltd. (Switzerland)	Basic materials	1,283	62,745	0.67%
Samsung SDI Co., Ltd. (South Korea)	Communication services	302	61,921	0.66%
Power Assets Holdings, Ltd. (Hong Kong)	Utilities and power	8,599	61,860	0.66%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer staples	697	61,747	0.66%
Pernod Ricard SA (France)	Consumer staples	331	61,084	0.65%
Intesa Sanpaolo SpA (Italy)	Financials	28,437	60,947	0.65%
Danone SA (France)	Consumer staples	713	60,474	0.64%
ITOCHU Corp. (Japan)	Consumer staples	3,137	59,990	0.64%
Chunghwa Telecom Co., Ltd. (Taiwan)	Communication services	16,442	59,818	0.64%
Misumi Group, Inc. (Japan)	Basic materials	2,370	59,445	0.63%
HSBC Holdings PLC (United Kingdom)	Financials	6,983	58,377	0.62%
Daum Communications Corp. (South Korea)	Consumer cyclicals	509	57,980	0.62%
Transurban Group (Units) (Australia)	Transportation	5,580	57,715	0.61%
Seiko Epson Corp. (Japan)	Technology	3,629	57,436	0.61%
Julius Baer Group, Ltd. (Switzerland)	Financials	1,286	57,337	0.61%
Bouygues SA (France)	Conglomerates	1,537	57,010	0.61%
Daimler AG (Registered Shares) (Germany)	Consumer cyclicals	1,023	56,984	0.61%
Airbus SE (France)	Capital goods	393	55,805	0.59%
Assicurazioni Generali SpA (Italy)	Financials	2,921	55,090	0.59%
Ingenico Group SA (France)	Technology	610	54,054	0.57%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	1,515	53,743	0.57%
Vinci SA (France)	Capital goods	524	53,737	0.57%
James Hardie Industries PLC (CDI) (Australia)	Basic materials	4,090	53,671	0.57%

A BASKET (GSGLPWDL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
AXA Equitable Holdings, Inc.	Financials	2,855	$59,676	0.59%
AMETEK, Inc.	Conglomerates	643	58,435	0.58%
Expedia, Inc.	Consumer cyclicals	439	58,370	0.58%
Omnicom Group, Inc.	Consumer cyclicals	712	58,368	0.58%
Cummins, Inc.	Capital goods	340	58,312	0.58%
Ingersoll-Rand PLC	Capital goods	458	58,076	0.58%
Oracle Corp.	Technology	1,014	57,786	0.58%
Roper Technologies, Inc.	Capital goods	158	57,780	0.58%
Swiss Life Holding AG (Switzerland)	Financials	116	57,737	0.57%
Keysight Technologies, Inc.	Technology	641	57,604	0.57%
CGI Group, Inc. Class A (Canada)	Technology	748	57,477	0.57%
Toronto-Dominion Bank (Canada)	Financials	982	57,409	0.57%
Rio Tinto PLC (United Kingdom)	Basic materials	925	57,305	0.57%
Swisscom AG (Switzerland)	Communication services	114	57,245	0.57%
Starbucks Corp.	Consumer staples	678	56,867	0.57%
Dollar General Corp.	Consumer cyclicals	420	56,798	0.57%
Shionogi & Co., Ltd. (Japan)	Health care	985	56,712	0.56%

Putnam VT Multi-Asset Absolute Return Fund	21

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Coca-Cola European Partners PLC (United Kingdom)	Consumer staples	1,004	$56,710	0.56%
Pernod Ricard SA (France)	Consumer staples	307	56,655	0.56%
Cincinnati Financial Corp.	Financials	546	56,569	0.56%
Carlsberg A/S Class B (Denmark)	Consumer staples	426	56,444	0.56%
PulteGroup, Inc.	Consumer cyclicals	1,776	56,160	0.56%
Expeditors International of Washington, Inc.	Transportation	738	55,957	0.56%
Xcel Energy, Inc.	Utilities and power	939	55,890	0.56%
Muenchener Rueckversicherungs-Gesellschaft AG in	Financials	222	55,722	0.55%
Muenchen (Germany)
Mitsubishi Heavy Industries, Ltd. (Japan)	Capital goods	1,281	55,718	0.55%
Royal Bank of Canada (Canada)	Financials	698	55,458	0.55%
Cisco Systems, Inc.	Technology	1,009	55,236	0.55%
Zions Bancorporation	Financials	1,200	55,165	0.55%
Diageo PLC (United Kingdom)	Consumer staples	1,272	54,662	0.54%
National Bank of Canada (Canada)	Financials	1,149	54,565	0.54%
Endesa SA (Spain)	Utilities and power	2,119	54,489	0.54%
Kajima Corp. (Japan)	Basic materials	3,967	54,379	0.54%
Raymond James Financial, Inc.	Financials	643	54,374	0.54%
Telia Company AB (Sweden)	Communication services	12,230	54,312	0.54%
OGE Energy Corp.	Utilities and power	1,255	53,410	0.53%
Amgen, Inc.	Health care	288	53,138	0.53%
Dexus Property Group (Australia)	Financials	5,811	52,953	0.53%
Eni SpA (Italy)	Utilities and power	3,187	52,928	0.53%
MTU Aero Engines AG (Germany)	Capital goods	222	52,770	0.53%
Exelon Corp.	Utilities and power	1,100	52,717	0.52%
Biogen, Inc.	Health care	225	52,577	0.52%
ConocoPhillips	Energy	859	52,397	0.52%
Jazz Pharmaceuticals PLC	Health care	365	51,995	0.52%
Canadian Imperial Bank of Commerce (Canada)	Financials	660	51,939	0.52%
Citrix Systems, Inc.	Technology	528	51,833	0.52%
Paychex, Inc.	Technology	629	51,767	0.52%
Advanced Micro Devices, Inc.	Technology	1,701	51,658	0.51%
NN Group NV (Netherlands)	Financials	1,283	51,636	0.51%
L’Oreal SA (France)	Consumer staples	181	51,517	0.51%

A BASKET (GSGLPWDS) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Constellation Brands, Inc. Class A	Consumer staples	294	$57,951	0.62%
Targa Resources Corp.	Energy	1,451	56,974	0.60%
IPG Photonics Corp.	Technology	358	55,291	0.59%
Equifax, Inc.	Consumer cyclicals	407	55,021	0.58%
Mohawk Industries, Inc.	Consumer cyclicals	372	54,924	0.58%
MGM Resorts International	Consumer cyclicals	1,922	54,912	0.58%
AIA Group, Ltd. (Hong Kong)	Financials	5,090	54,897	0.58%
Weyerhaeuser Co.	Basic materials	2,081	54,804	0.58%
Liberty Media Corp.-Liberty Formula One Class C	Consumer cyclicals	1,460	54,626	0.58%
Lowe’s Cos., Inc.	Consumer cyclicals	540	54,495	0.58%
Westpac Banking Corp. (Australia)	Financials	2,726	54,267	0.58%
Becton Dickinson and Co.	Health care	214	53,892	0.57%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	1,514	53,701	0.57%
Zurich Insurance Group AG (Switzerland)	Financials	154	53,570	0.57%
Deere & Co.	Capital goods	323	53,495	0.57%
ABB, Ltd. (Switzerland)	Capital goods	2,663	53,446	0.57%
Nokia OYJ (Finland)	Technology	10,759	53,415	0.57%
Entergy Corp.	Utilities and power	518	53,349	0.57%
Gartner, Inc.	Consumer cyclicals	331	53,248	0.57%

22	Putnam VT Multi-Asset Absolute Return Fund

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Danone SA (France)	Consumer staples	627	$53,118	0.56%
Weir Group PLC (The) (United Kingdom)	Capital goods	2,693	52,880	0.56%
CME Group, Inc.	Financials	271	52,651	0.56%
Sabre Corp.	Consumer cyclicals	2,371	52,635	0.56%
Prologis, Inc.	Financials	656	52,586	0.56%
Bunge, Ltd.	Consumer staples	944	52,583	0.56%
Xylem, Inc.	Capital goods	627	52,450	0.56%
Iron Mountain, Inc.	Consumer cyclicals	1,674	52,403	0.56%
Coca-Cola Co. (The)	Consumer staples	1,028	52,364	0.56%
Panasonic Corp. (Japan)	Consumer cyclicals	6,281	52,288	0.56%
Markel Corp.	Financials	48	52,112	0.55%
Autodesk, Inc.	Technology	320	52,084	0.55%
SBA Communications Corp.	Communication services	231	52,018	0.55%
FedEx Corp.	Transportation	317	51,997	0.55%
Fortis, Inc. (Canada)	Utilities and power	1,311	51,771	0.55%
Dollar Tree, Inc.	Consumer cyclicals	482	51,717	0.55%
Camden Property Trust	Financials	493	51,496	0.55%
Cognex Corp.	Technology	1,071	51,390	0.55%
Mitsubishi Estate Co., Ltd. (Japan)	Financials	2,731	50,795	0.54%
DBS Group Holdings, Ltd. (Singapore)	Financials	2,625	50,373	0.53%
Banco Santander SA (Spain)	Financials	10,848	50,336	0.53%
United Parcel Service, Inc. Class B	Transportation	483	49,881	0.53%
Compagnie Financiere Richemont SA (Switzerland)	Consumer cyclicals	579	49,161	0.52%
BioMarin Pharmaceutical, Inc.	Health care	569	48,761	0.52%
Alexandria Real Estate Equities, Inc.	Financials	345	48,637	0.52%
Perrigo Co. PLC	Health care	1,021	48,612	0.52%
Mid-America Apartment Communities, Inc.	Financials	412	48,469	0.51%
Vornado Realty Trust	Financials	754	48,352	0.51%
Nasdaq, Inc.	Financials	499	48,029	0.51%
Liberty Global PLC Class C (United Kingdom)	Communication services	1,810	48,015	0.51%
Arthur J. Gallagher & Co.	Financials	547	47,932	0.51%

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited)
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BBB–/P	$68	$1,000	$100	5/11/63	300 bp — Monthly	$(32)
CMBX NA BBB–.6 Index	BBB–/P	121	2,000	201	5/11/63	300 bp — Monthly	(79)
CMBX NA BBB–.6 Index	BBB–/P	247	4,000	402	5/11/63	300 bp — Monthly	(153)
CMBX NA BBB–.6 Index	BBB–/P	228	4,000	402	5/11/63	300 bp — Monthly	(172)
Barclays Bank PLC
CMBX NA BBB–.6 Index	BBB–/P	887	8,000	803	5/11/63	300 bp — Monthly	88
CMBX NA BBB–.7 Index	BBB–/P	141	25,000	683	1/17/47	300 bp — Monthly	(529)
Citigroup Global Markets, Inc.
CMBX NA BB.6 Index	BB/P	3,570	17,000	3,524	5/11/63	500 bp — Monthly	60
CMBX NA BB.7 Index	BB/P	1,087	9,000	940	1/17/47	500 bp — Monthly	155
CMBX NA BBB–.6 Index	BBB–/P	815	6,000	602	5/11/63	300 bp — Monthly	216
CMBX NA BBB–.6 Index	BBB–/P	1,387	13,000	1,305	5/11/63	300 bp — Monthly	88
CMBX NA BBB–.6 Index	BBB–/P	13,423	95,000	9,538	5/11/63	300 bp — Monthly	3,932
CMBX NA BBB–.6 Index	BBB–/P	38,951	268,000	26,907	5/11/63	300 bp — Monthly	12,178
Credit Suisse International
CMBX NA A.6 Index	A/P	1,015	20,000	26	5/11/63	200 bp — Monthly	1,048
CMBX NA A.6 Index	A/P	449	9,000	12	5/11/63	200 bp — Monthly	463
CMBX NA BBB–.6 Index	BBB–/P	760	6,000	602	5/11/63	300 bp — Monthly	160
CMBX NA BBB–.6 Index	BBB–/P	802	7,000	703	5/11/63	300 bp — Monthly	103

Putnam VT Multi-Asset Absolute Return Fund	23

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BBB–.6 Index	BBB–/P	$2,065	$18,000	$1,807	5/11/63	300 bp — Monthly	$267
CMBX NA BBB–.6 Index	BBB–/P	3,807	35,000	3,514	5/11/63	300 bp — Monthly	310
CMBX NA BBB–.6 Index	BBB–/P	24,378	228,000	22,891	5/11/63	300 bp — Monthly	1,601
CMBX NA BBB–.6 Index	BBB–/P	33,152	229,000	22,992	5/11/63	300 bp — Monthly	10,275
CMBX NA BBB–.6 Index	BBB–/P	38,943	269,000	27,008	5/11/63	300 bp — Monthly	12,070
CMBX NA BBB–.7 Index	BBB–/P	3,952	50,000	1,365	1/17/47	300 bp — Monthly	2,612
CMBX NA BBB–.7 Index	BBB–/P	13,970	189,000	5,160	1/17/47	300 bp — Monthly	8,905
Goldman Sachs International
CMBX NA A.6 Index	A/P	3,977	62,000	81	5/11/63	200 bp — Monthly	4,078
CMBX NA A.6 Index	A/P	1,018	20,000	26	5/11/63	200 bp — Monthly	1,050
CMBX NA A.6 Index	A/P	419	8,000	10	5/11/63	200 bp — Monthly	432
CMBX NA A.6 Index	A/P	309	6,000	8	5/11/63	200 bp — Monthly	319
CMBX NA BBB–.6 Index	BBB–/P	260	3,000	301	5/11/63	300 bp — Monthly	(40)
CMBX NA BBB–.6 Index	BBB–/P	259	3,000	301	5/11/63	300 bp — Monthly	(41)
CMBX NA BBB–.6 Index	BBB–/P	422	5,000	502	5/11/63	300 bp — Monthly	(78)
CMBX NA BBB–.6 Index	BBB–/P	661	6,000	602	5/11/63	300 bp — Monthly	62
CMBX NA BBB–.6 Index	BBB–/P	365	7,000	703	5/11/63	300 bp — Monthly	(334)
CMBX NA BBB–.6 Index	BBB–/P	591	7,000	703	5/11/63	300 bp — Monthly	(109)
CMBX NA BBB–.6 Index	BBB–/P	633	8,000	803	5/11/63	300 bp — Monthly	(166)
CMBX NA BBB–.6 Index	BBB–/P	435	9,000	904	5/11/63	300 bp — Monthly	(464)
CMBX NA BBB–.6 Index	BBB–/P	990	9,000	904	5/11/63	300 bp — Monthly	91
CMBX NA BBB–.6 Index	BBB–/P	1,218	10,000	1,004	5/11/63	300 bp — Monthly	219
CMBX NA BBB–.6 Index	BBB–/P	1,160	14,000	1,406	5/11/63	300 bp — Monthly	(238)
CMBX NA BBB–.6 Index	BBB–/P	1,671	15,000	1,506	5/11/63	300 bp — Monthly	173
CMBX NA BBB–.6 Index	BBB–/P	2,221	16,000	1,606	5/11/63	300 bp — Monthly	623
CMBX NA BBB–.6 Index	BBB–/P	1,090	16,000	1,606	5/11/63	300 bp — Monthly	(508)
CMBX NA BBB–.6 Index	BBB–/P	878	18,000	1,807	5/11/63	300 bp — Monthly	(921)
CMBX NA BBB–.6 Index	BBB–/P	2,923	27,000	2,711	5/11/63	300 bp — Monthly	226
CMBX NA BBB–.6 Index	BBB–/P	3,376	36,000	3,614	5/11/63	300 bp — Monthly	(220)
CMBX NA BBB–.6 Index	BBB–/P	4,360	58,000	5,823	5/11/63	300 bp — Monthly	(1,434)
CMBX NA BBB–.7 Index	BBB–/P	695	8,000	218	1/17/47	300 bp — Monthly	481
CMBX NA BBB–.7 Index	BBB–/P	1,448	17,000	464	1/17/47	300 bp — Monthly	993
CMBX NA BBB–.7 Index	BBB–/P	1,478	20,000	546	1/17/47	300 bp — Monthly	942
JPMorgan Securities LLC
CMBX NA BBB–.6 Index	BBB–/P	100,015	756,000	75,902	5/11/63	300 bp — Monthly	24,490
Merrill Lynch International
CMBX NA BBB–.6 Index	BBB–/P	21,399	191,000	19,176	5/11/63	300 bp — Monthly	2,318
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6 Index	BBB–/P	5,256	38,000	3,815	5/11/63	300 bp — Monthly	1,460
CMBX NA BBB–.6 Index	BBB–/P	229	2,000	201	5/11/63	300 bp — Monthly	30
CMBX NA BBB–.6 Index	BBB–/P	1,720	12,000	1,205	5/11/63	300 bp — Monthly	521
CMBX NA BBB–.6 Index	BBB–/P	1,379	13,000	1,305	5/11/63	300 bp — Monthly	80
Upfront premium received		347,073		Unrealized appreciation			93,119
Upfront premium (paid)		—		Unrealized (depreciation)			(5,518)
Total		$347,073		Total			$87,601

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2019. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

24	Putnam VT Multi-Asset Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(658)	$6,000	$519	11/17/59	(500 bp) — Monthly	$(144)
CMBX NA BB.10 Index	(313)	3,000	260	11/17/59	(500 bp) — Monthly	(56)
CMBX NA BB.11 Index	(1,166)	9,000	888	11/18/54	(500 bp) — Monthly	(285)
CMBX NA BB.8 Index	(176)	1,000	143	10/17/57	(500 bp) — Monthly	(33)
CMBX NA BB.9 Index	(1,265)	9,000	935	9/17/58	(500 bp) — Monthly	(338)
CMBX NA BB.9 Index	(928)	6,000	623	9/17/58	(500 bp) — Monthly	(310)
CMBX NA BB.9 Index	(807)	6,000	623	9/17/58	(500 bp) — Monthly	(188)
CMBX NA BB.9 Index	(780)	6,000	623	9/17/58	(500 bp) — Monthly	(162)
CMBX NA BB.9 Index	(924)	6,000	623	9/17/58	(500 bp) — Monthly	(306)
CMBX NA BB.9 Index	(470)	3,000	312	9/17/58	(500 bp) — Monthly	(160)
Credit Suisse International
CMBX NA BB.10 Index	(714)	6,000	519	11/17/59	(500 bp) — Monthly	(200)
CMBX NA BB.10 Index	(801)	6,000	519	11/17/59	(500 bp) — Monthly	(287)
CMBX NA BB.7 Index	(300)	17,000	3,524	5/11/63	(500 bp) — Monthly	3,210
CMBX NA BB.8 Index	(175)	1,000	143	10/17/57	(500 bp) — Monthly	(33)
CMBX NA BB.9 Index	(1,437)	9,000	935	9/17/58	(500 bp) — Monthly	(509)
CMBX NA BB.9 Index	(455)	3,000	312	9/17/58	(500 bp) — Monthly	(145)
CMBX NA BB.9 Index	(308)	2,000	208	9/17/58	(500 bp) — Monthly	(102)
CMBX NA BB.9 Index	(156)	1,000	104	9/17/58	(500 bp) — Monthly	(53)
Goldman Sachs International
CMBX NA BB.7 Index	(605)	4,000	418	1/17/47	(500 bp) — Monthly	(191)
CMBX NA BB.7 Index	(10,144)	60,000	6,264	1/17/47	(500 bp) — Monthly	(3,930)
CMBX NA BB.7 Index	(3,286)	18,000	1,879	1/17/47	(500 bp) — Monthly	(1,422)
CMBX NA BB.9 Index	(357)	3,000	312	9/17/58	(500 bp) — Monthly	(48)
CMBX NA BB.9 Index	(361)	3,000	312	9/17/58	(500 bp) — Monthly	(52)
JPMorgan Securities LLC
CMBX NA BB.7 Index	(886)	7,000	731	1/17/47	(500 bp) — Monthly	(161)
CMBX NA BBB–.7 Index	(7,171)	189,000	5,160	1/17/47	(300 bp) — Monthly	(2,106)
Merrill Lynch International
CMBX NA BB.10 Index	(357)	3,000	260	11/17/59	(500 bp) — Monthly	(100)
CMBX NA BB.10 Index	(316)	3,000	260	11/17/59	(500 bp) — Monthly	(59)
CMBX NA BB.9 Index	(938)	6,000	623	9/17/58	(500 bp) — Monthly	(320)
CMBX NA BB.9 Index	(393)	3,000	312	9/17/58	(500 bp) — Monthly	(84)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(3,871)	38,000	1,037	1/17/47	(300 bp) — Monthly	(2,853)
CMBX NA BB.10 Index	(315)	3,000	260	11/17/59	(500 bp) — Monthly	(58)
CMBX NA BB.9 Index	(728)	6,000	623	9/17/58	(500 bp) — Monthly	(109)
CMBX NA BB.9 Index	(364)	3,000	312	9/17/58	(500 bp) — Monthly	(55)
Upfront premium received	—			Unrealized appreciation		3,210
Upfront premium (paid)	(41,925)			Unrealized (depreciation)		(14,859)
Total	$(41,925)			Total		$(11,649)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Putnam VT Multi-Asset Absolute Return Fund	25

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 32 Index	B+/P	$(204,984)	$3,405,000	$258,542	6/20/24	500 bp —	$58,759
						Quarterly
Total		$(204,984)					$58,759

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2019. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 32 Index	$141,737	$2,375,000	$180,334	6/20/24	(500 bp) — Quarterly	$(42,224)
Total	$141,737					$(42,224)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

26	Putnam VT Multi-Asset Absolute Return Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$413,625	$327,940	$—
Capital goods	—	192,594	—
Communication services	39,533	302,006	—
Consumer cyclicals	314,902	519,506	—
Consumer staples	212,671	203,770	—
Energy	256,823	103,508	—
Financials	821,033	824,125	—
Health care	59,215	45,225	—
Technology	378,549	1,012,356	—
Transportation	19,866	15,527	—
Utilities and power	221,879	6,268	—
Total common stocks	2,738,096	3,552,825	—
Asset-backed securities	—	197,000	—
Commodity linked notes	—	2,004,500	—
Corporate bonds and notes	—	115,134	—
Foreign government and agency bonds and notes		191,461
Investment companies	2,620,583	—	—
Mortgage-backed securities	—	1,675,629	—
Purchased options outstanding	—	73,320	—
Purchased swap options outstanding	—	2,167	—
U.S. government and agency mortgage obligations	—	3,078,086	—
Warrants	—	262,531	—
Short-term investments	6,325,224	9,642,597	—
Totals by level	$11,683,903	$20,795,250	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(57,240)	$—
Futures contracts	252,593	—	—
Written options outstanding	—	(5,477)	—
Forward premium swap option contracts	—	(765)	—
TBA sale commitments	—	(1,022,422)	—
Interest rate swap contracts	—	6,708	—
Total return swap contracts	—	(216,170)	—
Credit default contracts	—	(149,414)	—
Totals by level	$252,593	$(1,444,780)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Putnam VT Multi-Asset Absolute Return Fund	27

Statement of assets and liabilities
6/30/19 (Unaudited)

Assets
Investment in securities, at value, including $357,780 of securities on loan (Notes 1 and 8):
Unaffiliated issuers (identified cost $20,472,429)	$21,224,429
Affiliated issuers (identified cost $6,669,724) (Notes 1 and 5)	6,669,724
Repurchase agreements (identified cost $4,585,000)	4,585,000
Cash	1,381
Foreign currency (cost $28,171) (Note 1)	27,524
Dividends, interest and other receivables	97,743
Receivable for shares of the fund sold	5,577
Receivable for investments sold	175,006
Receivable for sales of TBA securities (Note 1)	293
Receivable from Manager (Note 2)	7,440
Receivable for variation margin on futures contracts (Note 1)	45,939
Receivable for variation margin on centrally cleared swap contracts (Note 1)	8,051
Unrealized appreciation on forward premium swap option contracts (Note 1)	196
Unrealized appreciation on forward currency contracts (Note 1)	40,222
Unrealized appreciation on OTC swap contracts (Note 1)	959,069
Premium paid on OTC swap contracts (Note 1)	41,925
Total assets	33,889,519

Liabilities
Payable for investments purchased	189,265
Payable for purchases of TBA securities (Note 1)	2,052,800
Payable for shares of the fund repurchased	131,204
Payable for custodian fees (Note 2)	63,173
Payable for investor servicing fees (Note 2)	1,936
Payable for Trustee compensation and expenses (Note 2)	3,123
Payable for administrative services (Note 2)	113
Payable for distribution fees (Note 2)	5,799
Payable for variation margin on futures contracts (Note 1)	13,300
Unrealized depreciation on OTC swap contracts (Note 1)	1,099,287
Premium received on OTC swap contracts (Note 1)	347,073
Unrealized depreciation on forward currency contracts (Note 1)	97,462
Unrealized depreciation on forward premium swap option contracts (Note 1)	961
Written options outstanding, at value (premiums $5,861) (Note 1)	5,477
TBA sale commitments, at value (proceeds receivable $1,021,230) (Note 1)	1,022,422
Collateral on securities loaned, at value (Note 1)	364,500
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	20,000
Other accrued expenses	48,732
Total liabilities	5,466,627

Net assets	$28,422,892

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$27,746,687
Total distributable earnings (Note 1)	676,205
Total — Representing net assets applicable to capital shares outstanding	$28,422,892

Computation of net asset value Class IA
Net assets	$13,165
Number of shares outstanding	1,267
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.39

Computation of net asset value Class IB
Net assets	$28,409,727
Number of shares outstanding	2,777,376
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.23

The accompanying notes are an integral part of these financial statements.

28	Putnam VT Multi-Asset Absolute Return Fund

Statement of operations
Six months ended 6/30/19 (Unaudited)

Investment income
Interest (net of foreign tax of $649 ) (including interest income of $113,132 from investments in affiliated issuers) (Note 5)	$258,640
Dividends (net of foreign tax of $12,858)	153,445
Securities lending (net of expenses) (Notes 1 and 5)	1,855
Total investment income	413,940

Expenses
Compensation of Manager (Note 2)	99,008
Investor servicing fees (Note 2)	9,690
Custodian fees (Note 2)	25,895
Trustee compensation and expenses (Note 2)	672
Distribution fees (Note 2)	34,305
Administrative services (Note 2)	358
Reports to shareholders	9,005
Auditing and tax fees	40,427
Other	1,803
Fees waived and reimbursed by Manager (Note 2)	(63,198)
Total expenses	157,965

Expense reduction (Note 2)	(925)
Net expenses	157,040

Net investment income	256,900

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	196,271
Foreign currency transactions (Note 1)	14
Forward currency contracts (Note 1)	(1,301)
Futures contracts (Note 1)	445,202
Swap contracts (Note 1)	897,195
Written options (Note 1)	(22,100)
Total net realized gain	1,515,281

Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	738,669
Assets and liabilities in foreign currencies	(650)
Forward currency contracts	15,332
Futures contracts	(22,187)
Swap contracts	(358,618)
Written options	(3,337)
Total change in net unrealized appreciation	369,209

Net gain on investments	1,884,490

Net increase in net assets resulting from operations	$2,141,390

The accompanying notes are an integral part of these financial statements.

Putnam VT Multi-Asset Absolute Return Fund	29

Statement of changes in net assets

	Six months ended	Year ended
	6/30/19*	12/31/18
Increase (decrease) in net assets
Operations:
Net investment income	$256,900	$372,406
Net realized gain (loss) on investments and foreign currency transactions	1,515,281	(2,434,710)
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	369,209	(343,233)
Net increase (decrease) in net assets resulting from operations	2,141,390	(2,405,537)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	—	(103)
Class IB	—	(98,131)
From net realized long-term gain on investments
Class IA	—	(723)
Class IB	—	(1,185,023)
From return of capital
Class IA	—	(36)
Class IB	—	(45,771)
Decrease from capital share transactions (Note 4)	(1,090,078)	(2,133,707)
Total increase (decrease) in net assets	1,051,312	(5,869,031)
Net assets:
Beginning of period	27,371,580	33,240,611
End of period	$28,422,892	$27,371,580

* Unaudited.

The accompanying notes are an integral part of these financial statements.

30	Putnam VT Multi-Asset Absolute Return Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:						LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From Net investment income	From net realized gain on investments	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d,e]	Ratio of net investment income (loss) to average net assets (%)[e]	Portfolio turnover (%)[f]
Class IA
6/30/19†	$9.61	.11	.67	.78	—	—	—	—	$10.39	8.12*	$13	.44*	1.08*	233*
12/31/18	10.88	.15	(.95)	(.80)	(.06)	(.39)	(.02)	(.47)	9.61	(7.57)	12.90		1.45	449
12/31/17	10.15	.10	.63	.73	—	—	—	—	10.88	7.19	20.90		.98	576
12/31/16	10.46	.09	—	.09	(.38)	—	(.02)	(.40)	10.15	.93	11.90		.86	503
12/31/15	10.78	.06	(.08)	(.02)	(.04)	(.26)	—	(.30)	10.46	(.22)	21.90		.58	520
12/31/14	10.49	.05	.38	.43	(.14)	—	—	(.14)	10.78	4.12	11.90		.46	317
Class IB
6/30/19†	$9.47	.09	.67	.76	—	—	—	—	$10.23	8.03*	$28,410	.57*	.93*	233*
12/31/18	10.73	.12	(.94)	(.82)	(.03)	(.39)	(.02)	(.44)	9.47	(7.84)	27,359	1.15	1.22	449
12/31/17	10.03	.08	.62	.70	—	—	—	—	10.73	6.98	33,221	1.15	.76	576
12/31/16	10.35	.06	(.01)	.05	(.35)	—	(.02)	(.37)	10.03	.60	31,034	1.15	.61	503
12/31/15	10.67	.03	(.07)	(.04)	(.02)	(.26)	—	(.28)	10.35	(.44)	33,818	1.15	.33	520
12/31/14	10.41	.02	.38	.40	(.14)	—	—	(.14)	10.67	3.86	25,220	1.15	.22	317

Before April 30, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average
net assets
6/30/19	0.23%
12/31/18	0.60
12/31/17	0.45
12/31/16	0.51
12/31/15	0.44
12/31/14	0.50

f Portfolio turnover includes TBA purchase and sale commitments.

The accompanying notes are an integral part of these financial statements.

Putnam VT Multi-Asset Absolute Return Fund	31

Notes to financial statements 6/30/19 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2019 through June 30, 2019.

Putnam VT Multi-Asset Absolute Return Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek positive total return. In pursuing a positive total return, the fund’s strategies are generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. The Fund aims to accomplish this objective by combining “directional” strategies and “non-directional” strategies. The directional strategies seek efficient, diversified exposure to investment markets. They also seek to balance risk and provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; below-investment-grade securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts (REITs). The non-directional strategies aim to provide positive returns that have minimal correlation with traditional asset classes, such as equities or equity-like investments. The non-directional strategies are generally implemented using paired long and short positions in an effort to capitalize on long-term market inefficiencies and short-term opportunities. The non-directional strategies may involve the use of active trading strategies, currency transactions and options transactions.

Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. Putnam Management may also take into account general market conditions when making investment decisions. The fund typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale

32	Putnam VT Multi-Asset Absolute Return Fund

restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $4,676,863 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to gain exposure to securities, and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk, and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.

Putnam VT Multi-Asset Absolute Return Fund	33

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine

34	Putnam VT Multi-Asset Absolute Return Fund

whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity At the close of the reporting period, the fund had a net liability position of $478,222 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $110,745 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $364,500and the value of securities loaned amounted to $357,780.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2018, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$1,258,297	$—	$1,258,297

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $31,120,774, resulting in gross unrealized appreciation and depreciation of $46,123,338 and $45,957,146, respectively, or net unrealized appreciation of $166,192.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. Effective with the December 2018 distributions, the fund established targeted distribution rates, whose principal source of the distribution is ordinary income.  However, the balance of the distribution, if any, comes first from capital gain and then will constitute a return of capital.  A return of capital is not taxable; rather it reduces a shareholder’s tax basis in their shares of the fund. The fund may make return of capital distributions to achieve the targeted distribution rates.   The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 53.6% of the fund is owned by accounts of one insurance company.

Putnam VT Multi-Asset Absolute Return Fund	35

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.880%	of the first $5 billion,
0.830%	of the next $5 billion,
0.780%	of the next $10 billion,
0.730%	of the next $10 billion,
0.680%	of the next $50 billion,
0.660%	of the next $50 billion,
0.650%	of the next $100 billion and
0.645%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.358% of the fund’s average net assets.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through April 30, 2021, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.90% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $12,610 as a result of this limit.

Putnam Management has also contractually agreed, through April 30, 2021, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $50,588 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$4
Class IB	9,686
Total	$9,690

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $57 under the expense offset arrangements and by $868 under the brokerage/service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $20, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$36,087,971	$33,923,894
U.S. government securities
(Long-term)	—	—
Total	$36,087,971	$33,923,894

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

36	Putnam VT Multi-Asset Absolute Return Fund

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/19		Year ended 12/31/18		Six months ended 6/30/19		Year ended 12/31/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—	188,624	$1,891,617	349,480	$3,511,771
Shares issued in connection with
reinvestment of distributions	—	—	85	862	—	—	133,025	1,328,925
	—	—	85	862	188,624	1,891,617	482,505	4,840,696
Shares repurchased	—	—	(654)	(6,593)	(300,945)	(2,981,695)	(689,651)	(6,968,672)
Net decrease	—	$—	(569)	$(5,731)	(112,321)	$(1,090,078)	(207,146)	$(2,127,976)

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

		Percentage
	Shares owned	of ownership	Value
Class IA	1,134	89.50%	$11,782

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/18	Purchase cost	Sale proceeds	Investment income	6/30/19
Short-term investments
Putnam Cash Collateral Pool, LLC*	$42,600	$13,466,810	$13,144,910	$14,868	$364,500
Putnam Short Term Investment
Fund**	6,110,990	598,190	403,956	113,132	6,305,224
Total Short-term investments	$6,153,590	$14,065,000	$13,548,866	$128,000	$6,669,724

*No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$15,000
Purchased currency option contracts (contract amount)	$1,300,000
Purchased swap option contracts (contract amount)	$74,000
Written equity option contracts (contract amount)	$6,000
Written currency option contracts (contract amount)	$1,600,000
Written swap option contracts (contract amount)	$71,000
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$14,400,000
Centrally cleared interest rate swap contracts (notional)	$26,400,000
OTC total return swap contracts (notional)	$91,000,000
OTC credit default contracts (notional)	$3,500,000
Centrally cleared credit default contracts (notional)	$6,200,000
Warrants (number of warrants)	85,000

Putnam VT Multi-Asset Absolute Return Fund	37

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value

	Receivables, Net assets —		Payables, Net assets —
Credit contracts	Unrealized appreciation	$294,222*	Unrealized depreciation	$443,636*
Foreign exchange contracts	Investments, Receivables	44,623	Payables	99,022
Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	1,279,499*	Unrealized depreciation	1,131,673*
Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	263,975*	Unrealized depreciation	39,735*
Total		$1,882,319		$1,714,066

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

				Forward
Derivatives not accounted for as hedging				currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$89,094	$89,094
Foreign exchange contracts	—	3,053	—	(1,301)	—	1,752
Equity contracts	(7,540)	(89,370)	(112,906)	—	686,125	476,309
Interest rate contracts	—	123	558,108	—	121,976	680,207
Total	$(7,540)	$(86,194)	$445,202	$(1,301)	$897,195	$1,247,362

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

				Forward
Derivatives not accounted for as hedging				currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$197,504	$197,504
Foreign exchange contracts	—	(19)	—	15,332	—	$15,313
Equity contracts	46,472	(133,219)	141,151	—	(564,809)	$(510,405)
Interest rate contracts	—	(690)	(163,338)	—	8,687	$(155,341)
Total	$46,472	$(133,928)	$(22,187)	$15,332	$(358,618)	$(452,929)

38	Putnam VT Multi-Asset Absolute Return Fund

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Putnam VT Multi-Asset Absolute Return Fund	39

Note 8 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$6,501	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$6,501
OTC Total return
swap contracts*#	53,772	38	—	—	408,045	—	941	360,794	—	14,158	430	—	—	—	—	24,562	—	862,740
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	47	156	—	—	—	—	—	—	—	—	—	203
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	5,505	6,227	9,110	—	—	5,790	1,441	2,203	—	—	—	—	30,276
Centrally cleared credit
default contracts§	—	—	1,550	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,550
Futures contracts§	—	—	—	43,408	—	—	—	—	—	—	2,531	—	—	—	—	—	—	45,939
Forward currency contracts#	8,622	1,994	—	—	2,500	—	125	7,214	2,445	4,800	—	—	—	5,602	5,565	460	895	40,222
Forward premium swap
option contracts#	—	—	—	—	—	—	—	18	—	178	—	—	—	—	—	—	—	196
Purchased swap options**#	2,167	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	2,167
Purchased options**#	28,581	—	—	—	11,434	—	—	—	4,401	28,904	—	—	—	—	—	—	—	73,320
Repurchase agreements**	—	—	—	—	—	4,585,000	—	—	—	—	—	—	—	—	—	—	—	4,585,000
Total Assets	$93,142	$2,032	$8,051	$43,408	$421,979	$4,590,505	$7,340	$377,292	$6,846	$48,040	$8,751	$1,441	$2,203	$5,602	$5,565	$25,022	$895	$5,648,114
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Total return
swap contracts*#	75,311	12	—	—	459,675	—	113,184	422,181	—	22	—	—	—	—	—	8,525	—	1,078,910
OTC Credit default contracts —
protection sold*#	1,100	1,469	—	—	—	42,604	85,526	27,877	—	—	75,525	19,081	6,493	—	—	—	—	259,675
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	13,300	—	—	—	—	—	—	—	—	—	—	—	—	—	13,300
Forward currency contracts#	10,029	5,259	—	—	15,219	—	5,484	12,069	7,347	10,390	—	—	—	7,516	12,080	12,069	—	97,462
Forward premium swap
option contracts#	—	—	—	—	—	—	—	86	—	875	—	—	—	—	—	—	—	961
Written swap options#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Written options#	1,731	—	—	—	—	—	—	—	1,560	2,186	—	—	—	—	—	—	—	5,477
Total Liabilities	$88,171	$6,740	$—	$13,300	$474,894	$42,604	$204,194	$462,213	$8,907	$13,473	$75,525	$19,081	$6,493	$7,516	$12,080	$20,594	$—	$1,455,785
Total Financial and Derivative
Net Assets	$4,971	$(4,708)	$8,051	$30,108	$(52,915)	$4,547,901	$(196,854)	$(84,921)	$(2,061)	$34,567	$(66,774)	$(17,640)	$(4,290)	$(1,914)	$(6,515)	$4,428	$895	$4,192,329
Total collateral received
(pledged)†##	$—	$—	$—	$—	$20,000	$4,547,901	$(110,745)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net amount	$4,971	$(4,708)	$8,051	$30,108	$(72,915)	$—	$(86,109)	$(84,921)	$(2,061)	$34,567	$(66,774)	$(17,640)	$(4,290)	$(1,914)	$(6,515)	$4,428	$895
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$20,000	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$20,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$4,676,863	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,676,863
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$(110,745)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(110,745)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $243,551 and $161,737, respectively.

40	Putnam VT Multi-Asset Absolute Return Fund	Putnam VT Multi-Asset Absolute Return Fund	41

Note 9 — New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financials statements.

42	Putnam VT Multi-Asset Absolute Return Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2019, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2019, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2019 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2019. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not attempted to evaluate PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2018. These expense limitations were: (i) a contractual expense limitation applicable to all open-end funds of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution

Putnam VT Multi-Asset Absolute Return Fund	43

fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2018. However, in the case of your fund, the second of the expense limitations applied during its fiscal year ending in 2018. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2021. In addition, Putnam Management contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.90% of its average net assets through at least April 30, 2021. During its fiscal year ending in 2018, your fund’s expenses were reduced as a result of this expense limitation. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2018. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2018 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, after a strong start to the year, 2018 was a mixed year for The Putnam Funds, with the Putnam open-end Funds’ performance, on an asset-weighted basis, ranking in the 54th percentile of their Lipper Inc. (“Lipper”) peers (excluding those Putnam funds that are evaluated based on their total returns versus selected investment benchmarks). The Trustees also noted that The Putnam Funds were ranked by the Barron’s/Lipper Fund Families survey as the 41st-best performing mutual fund complex out of 57 complexes for the one-year period ended December 31, 2018 and the 29th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2018. The Trustees observed that The Putnam Funds’ performance over the longer-term continued to be strong, ranking 6th out of 49 mutual fund complexes in the survey over the ten-year period ended 2018. In addition, the Trustees noted that 22 of the funds were four-or five-star rated by Morningstar Inc. at the end of 2018. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2018 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry

44	Putnam VT Multi-Asset Absolute Return Fund

ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2018. Your fund’s class IA shares’ return, net of fees and expenses, was negative and trailed the return of its benchmark over the one-year period, was approximately zero and trailed the return of its benchmark over the three-year period, and was positive and slightly exceeded the return of its benchmark over the five-year period. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s underperformance relative to its benchmark over the one-year period ended December 31, 2018 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s observation that the fund’s underperformance relative to its benchmark over the one-year period resulted from both directional strategies (which generally depend upon the direction of the relevant markets for success) and non-directional strategies (which are generally designed not to depend upon market direction for success). The Trustees noted Putnam Management’s view that the fund’s quantitative equity security selection process performed less favorably in 2018’s volatile market. The Trustees additionally noted Putnam Management’s observation that the fund’s overweight allocation to equities detracted from the fund’s performance, especially in the fourth quarter of 2018. The Trustees also considered Putnam Management’s view that the fund’s position in commodities detracted from the fund’s performance when oil prices fell in the fourth quarter, and that the fund’s term structure positioning detracted from the fund’s performance when interest rates increased in early 2018.

The Trustees noted that the fund had outperformed its benchmark, net of fees and expenses, for the five-year period ended December 31, 2018 in spite of the fund’s weak performance in 2018. In addition, the Trustees considered that the fund had outperformed its benchmark, net of fees and expenses, for the year-to-date period through February 28, 2019, noting Putnam Management’s observation that the market environment had been more favorable to the fund’s investment process during this recent period. The Trustees considered that Putnam Management remained confident in the fund’s portfolio managers. The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires in 2018 to strengthen its investment team.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues and Putnam Management’s responsiveness to Trustee concerns about investment performance, the Trustees concluded that it continues to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

Putnam VT Multi-Asset Absolute Return Fund	45

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisors	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	Robert E. Patterson
George Putnam, III
The Putnam Advisory Company, LLC	Legal Counsel	Robert L. Reynolds
100 Federal Street	Ropes & Gray LLP	Manoj P. Singh
Boston, MA 02110

Marketing Services
Putnam Retail Management
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

This report has been prepared for the shareholders
of Putnam VT Multi-Asset Absolute Return Fund.	VTSA110 317452 8/19

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 27, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 27, 2019